UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-07332
Name of Fund:
BlackRock Funds III
BlackRock LifePath® Index 2030 Fund
BlackRock LifePath® Index 2035 Fund
BlackRock LifePath® Index 2040 Fund
BlackRock LifePath® Index 2045 Fund
BlackRock LifePath® Index 2050 Fund
BlackRock LifePath® Index 2055 Fund
BlackRock LifePath® Index 2060 Fund
BlackRock LifePath® Index 2065 Fund
BlackRock LifePath® Index 2070 Fund
BlackRock LifePath® Index Retirement Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds III, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
12/31/2025
Date of reporting period:
6/30/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock LifePath® Index 2030 Fund
Institutional Shares | LINIX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.12%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$13,224,279,841
Number of Portfolio Holdings	13
Portfolio Turnover Rate	15%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	52.6%
Fixed-Income Funds	47.3%
Money Market Funds	0.1%
Other Assets Less Liabilities	— (a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	29.7%
iShares Core MSCI Total International Stock ETF	18.0%
iShares U.S. Intermediate Government Bond Index Fund	13.3%
iShares U.S. Securitized Bond Index Fund	10.4%
iShares 0-5 Year TIPS Bond ETF	7.9%
iShares U.S. Intermediate Credit Bond Index Fund	7.3%
iShares U.S. Long Government Bond Index Fund	5.7%
iShares U.S. Long Credit Bond Index Fund	2.7%
iShares FTSE NAREIT All Equity REITs Index Fund	1.9%
iShares Global Infrastructure ETF	1.5%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2030 Fund
Institutional Shares | LINIX
Semi-Annual Shareholder Report — June 30, 2025
LINIX-06/25-SAR

BlackRock LifePath® Index 2030 Fund
Investor A Shares | LINAX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$13,224,279,841
Number of Portfolio Holdings	13
Portfolio Turnover Rate	15%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	52.6%
Fixed-Income Funds	47.3%
Money Market Funds	0.1%
Other Assets Less Liabilities	— (a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	29.7%
iShares Core MSCI Total International Stock ETF	18.0%
iShares U.S. Intermediate Government Bond Index Fund	13.3%
iShares U.S. Securitized Bond Index Fund	10.4%
iShares 0-5 Year TIPS Bond ETF	7.9%
iShares U.S. Intermediate Credit Bond Index Fund	7.3%
iShares U.S. Long Government Bond Index Fund	5.7%
iShares U.S. Long Credit Bond Index Fund	2.7%
iShares FTSE NAREIT All Equity REITs Index Fund	1.9%
iShares Global Infrastructure ETF	1.5%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2030 Fund
Investor A Shares | LINAX
Semi-Annual Shareholder Report — June 30, 2025
LINAX-06/25-SAR

BlackRock LifePath® Index 2030 Fund
Investor P Shares | LIDPX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$13,224,279,841
Number of Portfolio Holdings	13
Portfolio Turnover Rate	15%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	52.6%
Fixed-Income Funds	47.3%
Money Market Funds	0.1%
Other Assets Less Liabilities	— (a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	29.7%
iShares Core MSCI Total International Stock ETF	18.0%
iShares U.S. Intermediate Government Bond Index Fund	13.3%
iShares U.S. Securitized Bond Index Fund	10.4%
iShares 0-5 Year TIPS Bond ETF	7.9%
iShares U.S. Intermediate Credit Bond Index Fund	7.3%
iShares U.S. Long Government Bond Index Fund	5.7%
iShares U.S. Long Credit Bond Index Fund	2.7%
iShares FTSE NAREIT All Equity REITs Index Fund	1.9%
iShares Global Infrastructure ETF	1.5%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2030 Fund
Investor P Shares | LIDPX
Semi-Annual Shareholder Report — June 30, 2025
LIDPX-06/25-SAR

BlackRock LifePath® Index 2030 Fund
Class K Shares | LINKX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$13,224,279,841
Number of Portfolio Holdings	13
Portfolio Turnover Rate	15%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	52.6%
Fixed-Income Funds	47.3%
Money Market Funds	0.1%
Other Assets Less Liabilities	— (a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	29.7%
iShares Core MSCI Total International Stock ETF	18.0%
iShares U.S. Intermediate Government Bond Index Fund	13.3%
iShares U.S. Securitized Bond Index Fund	10.4%
iShares 0-5 Year TIPS Bond ETF	7.9%
iShares U.S. Intermediate Credit Bond Index Fund	7.3%
iShares U.S. Long Government Bond Index Fund	5.7%
iShares U.S. Long Credit Bond Index Fund	2.7%
iShares FTSE NAREIT All Equity REITs Index Fund	1.9%
iShares Global Infrastructure ETF	1.5%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2030 Fund
Class K Shares | LINKX
Semi-Annual Shareholder Report — June 30, 2025
LINKX-06/25-SAR

BlackRock LifePath® Index 2035 Fund
Institutional Shares | LIJIX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.12%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$10,902,528,582
Number of Portfolio Holdings	14
Portfolio Turnover Rate	13%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	64.4%
Fixed-Income Funds	35.4%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(—	)(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	35.9%
iShares Core MSCI Total International Stock ETF	22.9%
iShares U.S. Intermediate Government Bond Index Fund	11.5%
iShares U.S. Securitized Bond Index Fund	9.2%
iShares U.S. Intermediate Credit Bond Index Fund	6.9%
iShares U.S. Long Government Bond Index Fund	4.3%
iShares U.S. Long Credit Bond Index Fund	3.1%
iShares FTSE NAREIT All Equity REITs Index Fund	2.7%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.2%
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2035 Fund
Institutional Shares | LIJIX
Semi-Annual Shareholder Report — June 30, 2025
LIJIX-06/25-SAR

BlackRock LifePath® Index 2035 Fund
Investor A Shares | LIJAX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$10,902,528,582
Number of Portfolio Holdings	14
Portfolio Turnover Rate	13%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	64.4%
Fixed-Income Funds	35.4%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(—	)(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	35.9%
iShares Core MSCI Total International Stock ETF	22.9%
iShares U.S. Intermediate Government Bond Index Fund	11.5%
iShares U.S. Securitized Bond Index Fund	9.2%
iShares U.S. Intermediate Credit Bond Index Fund	6.9%
iShares U.S. Long Government Bond Index Fund	4.3%
iShares U.S. Long Credit Bond Index Fund	3.1%
iShares FTSE NAREIT All Equity REITs Index Fund	2.7%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.2%
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2035 Fund
Investor A Shares | LIJAX
Semi-Annual Shareholder Report — June 30, 2025
LIJAX-06/25-SAR

BlackRock LifePath® Index 2035 Fund
Investor P Shares | LIJPX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$10,902,528,582
Number of Portfolio Holdings	14
Portfolio Turnover Rate	13%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	64.4%
Fixed-Income Funds	35.4%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(—	)(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	35.9%
iShares Core MSCI Total International Stock ETF	22.9%
iShares U.S. Intermediate Government Bond Index Fund	11.5%
iShares U.S. Securitized Bond Index Fund	9.2%
iShares U.S. Intermediate Credit Bond Index Fund	6.9%
iShares U.S. Long Government Bond Index Fund	4.3%
iShares U.S. Long Credit Bond Index Fund	3.1%
iShares FTSE NAREIT All Equity REITs Index Fund	2.7%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.2%
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2035 Fund
Investor P Shares | LIJPX
Semi-Annual Shareholder Report — June 30, 2025
LIJPX-06/25-SAR

BlackRock LifePath® Index 2035 Fund
Class K Shares | LIJKX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$10,902,528,582
Number of Portfolio Holdings	14
Portfolio Turnover Rate	13%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	64.4%
Fixed-Income Funds	35.4%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(—	)(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	35.9%
iShares Core MSCI Total International Stock ETF	22.9%
iShares U.S. Intermediate Government Bond Index Fund	11.5%
iShares U.S. Securitized Bond Index Fund	9.2%
iShares U.S. Intermediate Credit Bond Index Fund	6.9%
iShares U.S. Long Government Bond Index Fund	4.3%
iShares U.S. Long Credit Bond Index Fund	3.1%
iShares FTSE NAREIT All Equity REITs Index Fund	2.7%
iShares Global Infrastructure ETF	1.8%
Master Small Cap Index Series	1.2%
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2035 Fund
Class K Shares | LIJKX
Semi-Annual Shareholder Report — June 30, 2025
LIJKX-06/25-SAR

BlackRock LifePath® Index 2040 Fund
Institutional Shares | LIKIX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.11%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$13,697,066,314
Number of Portfolio Holdings	13
Portfolio Turnover Rate	11%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	75.9%
Fixed-Income Funds	24.0%
Money Market Funds	0.6%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	41.6%
iShares Core MSCI Total International Stock ETF	27.2%
iShares U.S. Intermediate Government Bond Index Fund	6.9%
iShares U.S. Securitized Bond Index Fund	6.3%
iShares U.S. Intermediate Credit Bond Index Fund	4.1%
iShares FTSE NAREIT All Equity REITs Index Fund	3.3%
iShares U.S. Long Credit Bond Index Fund	3.2%
iShares U.S. Long Government Bond Index Fund	3.1%
iShares Global Infrastructure ETF	2.0%
Master Small Cap Index Series	1.8%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2040 Fund
Institutional Shares | LIKIX
Semi-Annual Shareholder Report — June 30, 2025
LIKIX-06/25-SAR

BlackRock LifePath® Index 2040 Fund
Investor A Shares | LIKAX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.36%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$13,697,066,314
Number of Portfolio Holdings	13
Portfolio Turnover Rate	11%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	75.9%
Fixed-Income Funds	24.0%
Money Market Funds	0.6%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	41.6%
iShares Core MSCI Total International Stock ETF	27.2%
iShares U.S. Intermediate Government Bond Index Fund	6.9%
iShares U.S. Securitized Bond Index Fund	6.3%
iShares U.S. Intermediate Credit Bond Index Fund	4.1%
iShares FTSE NAREIT All Equity REITs Index Fund	3.3%
iShares U.S. Long Credit Bond Index Fund	3.2%
iShares U.S. Long Government Bond Index Fund	3.1%
iShares Global Infrastructure ETF	2.0%
Master Small Cap Index Series	1.8%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2040 Fund
Investor A Shares | LIKAX
Semi-Annual Shareholder Report — June 30, 2025
LIKAX-06/25-SAR

BlackRock LifePath® Index 2040 Fund
Investor P Shares | LIKPX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19(a)	0.36%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$13,697,066,314
Number of Portfolio Holdings	13
Portfolio Turnover Rate	11%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	75.9%
Fixed-Income Funds	24.0%
Money Market Funds	0.6%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	41.6%
iShares Core MSCI Total International Stock ETF	27.2%
iShares U.S. Intermediate Government Bond Index Fund	6.9%
iShares U.S. Securitized Bond Index Fund	6.3%
iShares U.S. Intermediate Credit Bond Index Fund	4.1%
iShares FTSE NAREIT All Equity REITs Index Fund	3.3%
iShares U.S. Long Credit Bond Index Fund	3.2%
iShares U.S. Long Government Bond Index Fund	3.1%
iShares Global Infrastructure ETF	2.0%
Master Small Cap Index Series	1.8%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2040 Fund
Investor P Shares | LIKPX
Semi-Annual Shareholder Report — June 30, 2025
LIKPX-06/25-SAR

BlackRock LifePath® Index 2040 Fund
Class K Shares | LIKKX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3(a)	0.06%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$13,697,066,314
Number of Portfolio Holdings	13
Portfolio Turnover Rate	11%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	75.9%
Fixed-Income Funds	24.0%
Money Market Funds	0.6%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	41.6%
iShares Core MSCI Total International Stock ETF	27.2%
iShares U.S. Intermediate Government Bond Index Fund	6.9%
iShares U.S. Securitized Bond Index Fund	6.3%
iShares U.S. Intermediate Credit Bond Index Fund	4.1%
iShares FTSE NAREIT All Equity REITs Index Fund	3.3%
iShares U.S. Long Credit Bond Index Fund	3.2%
iShares U.S. Long Government Bond Index Fund	3.1%
iShares Global Infrastructure ETF	2.0%
Master Small Cap Index Series	1.8%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2040 Fund
Class K Shares | LIKKX
Semi-Annual Shareholder Report — June 30, 2025
LIKKX-06/25-SAR

BlackRock LifePath® Index 2045 Fund
Institutional Shares | LIHIX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.12%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$9,780,813,624
Number of Portfolio Holdings	13
Portfolio Turnover Rate	11%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	86.1%
Fixed-Income Funds	13.6%
Money Market Funds	0.6%
Liabilities in Excess of Other Assets	(0.3)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	47.1%
iShares Core MSCI Total International Stock ETF	31.9%
iShares FTSE NAREIT All Equity REITs Index Fund	4.0%
iShares U.S. Securitized Bond Index Fund	3.6%
iShares U.S. Long Credit Bond Index Fund	3.3%
iShares U.S. Intermediate Government Bond Index Fund	3.2%
Master Small Cap Index Series	2.7%
iShares U.S. Intermediate Credit Bond Index Fund	1.9%
iShares U.S. Long Government Bond Index Fund	1.6%
iShares Global Infrastructure ETF	0.4%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2045 Fund
Institutional Shares | LIHIX
Semi-Annual Shareholder Report — June 30, 2025
LIHIX-06/25-SAR

BlackRock LifePath® Index 2045 Fund
Investor A Shares | LIHAX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$9,780,813,624
Number of Portfolio Holdings	13
Portfolio Turnover Rate	11%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	86.1%
Fixed-Income Funds	13.6%
Money Market Funds	0.6%
Liabilities in Excess of Other Assets	(0.3)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	47.1%
iShares Core MSCI Total International Stock ETF	31.9%
iShares FTSE NAREIT All Equity REITs Index Fund	4.0%
iShares U.S. Securitized Bond Index Fund	3.6%
iShares U.S. Long Credit Bond Index Fund	3.3%
iShares U.S. Intermediate Government Bond Index Fund	3.2%
Master Small Cap Index Series	2.7%
iShares U.S. Intermediate Credit Bond Index Fund	1.9%
iShares U.S. Long Government Bond Index Fund	1.6%
iShares Global Infrastructure ETF	0.4%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2045 Fund
Investor A Shares | LIHAX
Semi-Annual Shareholder Report — June 30, 2025
LIHAX-06/25-SAR

BlackRock LifePath® Index 2045 Fund
Investor P Shares | LIHPX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$9,780,813,624
Number of Portfolio Holdings	13
Portfolio Turnover Rate	11%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	86.1%
Fixed-Income Funds	13.6%
Money Market Funds	0.6%
Liabilities in Excess of Other Assets	(0.3)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	47.1%
iShares Core MSCI Total International Stock ETF	31.9%
iShares FTSE NAREIT All Equity REITs Index Fund	4.0%
iShares U.S. Securitized Bond Index Fund	3.6%
iShares U.S. Long Credit Bond Index Fund	3.3%
iShares U.S. Intermediate Government Bond Index Fund	3.2%
Master Small Cap Index Series	2.7%
iShares U.S. Intermediate Credit Bond Index Fund	1.9%
iShares U.S. Long Government Bond Index Fund	1.6%
iShares Global Infrastructure ETF	0.4%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2045 Fund
Investor P Shares | LIHPX
Semi-Annual Shareholder Report — June 30, 2025
LIHPX-06/25-SAR

BlackRock LifePath® Index 2045 Fund
Class K Shares | LIHKX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$9,780,813,624
Number of Portfolio Holdings	13
Portfolio Turnover Rate	11%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	86.1%
Fixed-Income Funds	13.6%
Money Market Funds	0.6%
Liabilities in Excess of Other Assets	(0.3)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	47.1%
iShares Core MSCI Total International Stock ETF	31.9%
iShares FTSE NAREIT All Equity REITs Index Fund	4.0%
iShares U.S. Securitized Bond Index Fund	3.6%
iShares U.S. Long Credit Bond Index Fund	3.3%
iShares U.S. Intermediate Government Bond Index Fund	3.2%
Master Small Cap Index Series	2.7%
iShares U.S. Intermediate Credit Bond Index Fund	1.9%
iShares U.S. Long Government Bond Index Fund	1.6%
iShares Global Infrastructure ETF	0.4%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2045 Fund
Class K Shares | LIHKX
Semi-Annual Shareholder Report — June 30, 2025
LIHKX-06/25-SAR

BlackRock LifePath® Index 2050 Fund
Institutional Shares | LIPIX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.12%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$10,354,569,630
Number of Portfolio Holdings	11
Portfolio Turnover Rate	9%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	94.2%
Fixed-Income Funds	5.6%
Money Market Funds	0.5%
Liabilities in Excess of Other Assets	(0.3)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	52.6%
iShares Core MSCI Total International Stock ETF	35.7%
Master Small Cap Index Series	3.5%
iShares U.S. Long Credit Bond Index Fund	3.4%
iShares FTSE NAREIT All Equity REITs Index Fund	2.4%
iShares U.S. Securitized Bond Index Fund	1.5%
iShares U.S. Long Government Bond Index Fund	0.3%
iShares U.S. Intermediate Government Bond Index Fund	0.3%
iShares U.S. Intermediate Credit Bond Index Fund	0.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2050 Fund
Institutional Shares | LIPIX
Semi-Annual Shareholder Report — June 30, 2025
LIPIX-06/25-SAR

BlackRock LifePath® Index 2050 Fund
Investor A Shares | LIPAX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$10,354,569,630
Number of Portfolio Holdings	11
Portfolio Turnover Rate	9%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	94.2%
Fixed-Income Funds	5.6%
Money Market Funds	0.5%
Liabilities in Excess of Other Assets	(0.3)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	52.6%
iShares Core MSCI Total International Stock ETF	35.7%
Master Small Cap Index Series	3.5%
iShares U.S. Long Credit Bond Index Fund	3.4%
iShares FTSE NAREIT All Equity REITs Index Fund	2.4%
iShares U.S. Securitized Bond Index Fund	1.5%
iShares U.S. Long Government Bond Index Fund	0.3%
iShares U.S. Intermediate Government Bond Index Fund	0.3%
iShares U.S. Intermediate Credit Bond Index Fund	0.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2050 Fund
Investor A Shares | LIPAX
Semi-Annual Shareholder Report — June 30, 2025
LIPAX-06/25-SAR

BlackRock LifePath® Index 2050 Fund
Investor P Shares | LIPPX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$10,354,569,630
Number of Portfolio Holdings	11
Portfolio Turnover Rate	9%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	94.2%
Fixed-Income Funds	5.6%
Money Market Funds	0.5%
Liabilities in Excess of Other Assets	(0.3)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	52.6%
iShares Core MSCI Total International Stock ETF	35.7%
Master Small Cap Index Series	3.5%
iShares U.S. Long Credit Bond Index Fund	3.4%
iShares FTSE NAREIT All Equity REITs Index Fund	2.4%
iShares U.S. Securitized Bond Index Fund	1.5%
iShares U.S. Long Government Bond Index Fund	0.3%
iShares U.S. Intermediate Government Bond Index Fund	0.3%
iShares U.S. Intermediate Credit Bond Index Fund	0.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2050 Fund
Investor P Shares | LIPPX
Semi-Annual Shareholder Report — June 30, 2025
LIPPX-06/25-SAR

BlackRock LifePath® Index 2050 Fund
Class K Shares | LIPKX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$10,354,569,630
Number of Portfolio Holdings	11
Portfolio Turnover Rate	9%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	94.2%
Fixed-Income Funds	5.6%
Money Market Funds	0.5%
Liabilities in Excess of Other Assets	(0.3)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	52.6%
iShares Core MSCI Total International Stock ETF	35.7%
Master Small Cap Index Series	3.5%
iShares U.S. Long Credit Bond Index Fund	3.4%
iShares FTSE NAREIT All Equity REITs Index Fund	2.4%
iShares U.S. Securitized Bond Index Fund	1.5%
iShares U.S. Long Government Bond Index Fund	0.3%
iShares U.S. Intermediate Government Bond Index Fund	0.3%
iShares U.S. Intermediate Credit Bond Index Fund	0.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2050 Fund
Class K Shares | LIPKX
Semi-Annual Shareholder Report — June 30, 2025
LIPKX-06/25-SAR

BlackRock LifePath® Index 2055 Fund
Institutional Shares | LIVIX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.12%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$7,053,670,271
Number of Portfolio Holdings	7
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.1%
Fixed-Income Funds	1.6%
Money Market Funds	0.2%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.3%
iShares Core MSCI Total International Stock ETF	37.7%
Master Small Cap Index Series	3.9%
iShares U.S. Long Credit Bond Index Fund	1.6%
iShares FTSE NAREIT All Equity REITs Index Fund	1.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2055 Fund
Institutional Shares | LIVIX
Semi-Annual Shareholder Report — June 30, 2025
LIVIX-06/25-SAR

BlackRock LifePath® Index 2055 Fund
Investor A Shares | LIVAX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$7,053,670,271
Number of Portfolio Holdings	7
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.1%
Fixed-Income Funds	1.6%
Money Market Funds	0.2%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.3%
iShares Core MSCI Total International Stock ETF	37.7%
Master Small Cap Index Series	3.9%
iShares U.S. Long Credit Bond Index Fund	1.6%
iShares FTSE NAREIT All Equity REITs Index Fund	1.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2055 Fund
Investor A Shares | LIVAX
Semi-Annual Shareholder Report — June 30, 2025
LIVAX-06/25-SAR

BlackRock LifePath® Index 2055 Fund
Investor P Shares | LIVPX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$7,053,670,271
Number of Portfolio Holdings	7
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.1%
Fixed-Income Funds	1.6%
Money Market Funds	0.2%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.3%
iShares Core MSCI Total International Stock ETF	37.7%
Master Small Cap Index Series	3.9%
iShares U.S. Long Credit Bond Index Fund	1.6%
iShares FTSE NAREIT All Equity REITs Index Fund	1.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2055 Fund
Investor P Shares | LIVPX
Semi-Annual Shareholder Report — June 30, 2025
LIVPX-06/25-SAR

BlackRock LifePath® Index 2055 Fund
Class K Shares | LIVKX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$7,053,670,271
Number of Portfolio Holdings	7
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.1%
Fixed-Income Funds	1.6%
Money Market Funds	0.2%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.3%
iShares Core MSCI Total International Stock ETF	37.7%
Master Small Cap Index Series	3.9%
iShares U.S. Long Credit Bond Index Fund	1.6%
iShares FTSE NAREIT All Equity REITs Index Fund	1.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2055 Fund
Class K Shares | LIVKX
Semi-Annual Shareholder Report — June 30, 2025
LIVKX-06/25-SAR

BlackRock LifePath® Index 2060 Fund
Institutional Shares | LIZIX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.12%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$4,303,417,487
Number of Portfolio Holdings	6
Portfolio Turnover Rate	6%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.7%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Other Assets Less Liabilities	— (a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	55.7%
iShares Core MSCI Total International Stock ETF	38.0%
Master Small Cap Index Series	4.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2060 Fund
Institutional Shares | LIZIX
Semi-Annual Shareholder Report — June 30, 2025
LIZIX-06/25-SAR

BlackRock LifePath® Index 2060 Fund
Investor A Shares | LIZAX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$4,303,417,487
Number of Portfolio Holdings	6
Portfolio Turnover Rate	6%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.7%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Other Assets Less Liabilities	— (a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	55.7%
iShares Core MSCI Total International Stock ETF	38.0%
Master Small Cap Index Series	4.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2060 Fund
Investor A Shares | LIZAX
Semi-Annual Shareholder Report — June 30, 2025
LIZAX-06/25-SAR

BlackRock LifePath® Index 2060 Fund
Investor P Shares | LIZPX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$4,303,417,487
Number of Portfolio Holdings	6
Portfolio Turnover Rate	6%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.7%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Other Assets Less Liabilities	— (a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	55.7%
iShares Core MSCI Total International Stock ETF	38.0%
Master Small Cap Index Series	4.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2060 Fund
Investor P Shares | LIZPX
Semi-Annual Shareholder Report — June 30, 2025
LIZPX-06/25-SAR

BlackRock LifePath® Index 2060 Fund
Class K Shares | LIZKX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$4,303,417,487
Number of Portfolio Holdings	6
Portfolio Turnover Rate	6%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.7%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Other Assets Less Liabilities	— (a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	55.7%
iShares Core MSCI Total International Stock ETF	38.0%
Master Small Cap Index Series	4.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2060 Fund
Class K Shares | LIZKX
Semi-Annual Shareholder Report — June 30, 2025
LIZKX-06/25-SAR

BlackRock LifePath® Index 2065 Fund
Institutional Shares | LIWIX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.12%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$1,233,777,712
Number of Portfolio Holdings	6
Portfolio Turnover Rate	6%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.6%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.7%
iShares Core MSCI Total International Stock ETF	38.0%
Master Small Cap Index Series	4.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2065 Fund
Institutional Shares | LIWIX
Semi-Annual Shareholder Report — June 30, 2025
LIWIX-06/25-SAR

BlackRock LifePath® Index 2065 Fund
Investor A Shares | LIWAX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$1,233,777,712
Number of Portfolio Holdings	6
Portfolio Turnover Rate	6%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.6%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.7%
iShares Core MSCI Total International Stock ETF	38.0%
Master Small Cap Index Series	4.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2065 Fund
Investor A Shares | LIWAX
Semi-Annual Shareholder Report — June 30, 2025
LIWAX-06/25-SAR

BlackRock LifePath® Index 2065 Fund
Investor P Shares | LIWPX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$1,233,777,712
Number of Portfolio Holdings	6
Portfolio Turnover Rate	6%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.6%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.7%
iShares Core MSCI Total International Stock ETF	38.0%
Master Small Cap Index Series	4.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2065 Fund
Investor P Shares | LIWPX
Semi-Annual Shareholder Report — June 30, 2025
LIWPX-06/25-SAR

BlackRock LifePath® Index 2065 Fund
Class K Shares | LIWKX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$1,233,777,712
Number of Portfolio Holdings	6
Portfolio Turnover Rate	6%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.6%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.7%
iShares Core MSCI Total International Stock ETF	38.0%
Master Small Cap Index Series	4.0%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2065 Fund
Class K Shares | LIWKX
Semi-Annual Shareholder Report — June 30, 2025
LIWKX-06/25-SAR

BlackRock LifePath® Index 2070 Fund
Institutional Shares | LIYIX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2070 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7(a)	0.14%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$15,209,498
Number of Portfolio Holdings	6
Portfolio Turnover Rate	13%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.4%
Money Market Funds	2.4%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(0.8)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	36.7%
Master Small Cap Index Series	3.9%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2070 Fund
Institutional Shares | LIYIX
Semi-Annual Shareholder Report — June 30, 2025
LIYIX-06/25-SAR

BlackRock LifePath® Index 2070 Fund
Investor A Shares | LIYAX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2070 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$20(a)	0.39%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$15,209,498
Number of Portfolio Holdings	6
Portfolio Turnover Rate	13%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.4%
Money Market Funds	2.4%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(0.8)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	36.7%
Master Small Cap Index Series	3.9%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2070 Fund
Investor A Shares | LIYAX
Semi-Annual Shareholder Report — June 30, 2025
LIYAX-06/25-SAR

BlackRock LifePath® Index 2070 Fund
Investor P Shares | LIYPX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2070 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$20(a)	0.39%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$15,209,498
Number of Portfolio Holdings	6
Portfolio Turnover Rate	13%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.4%
Money Market Funds	2.4%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(0.8)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	36.7%
Master Small Cap Index Series	3.9%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2070 Fund
Investor P Shares | LIYPX
Semi-Annual Shareholder Report — June 30, 2025
LIYPX-06/25-SAR

BlackRock LifePath® Index 2070 Fund
Class K Shares | LIYKX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2070 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$15,209,498
Number of Portfolio Holdings	6
Portfolio Turnover Rate	13%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.4%
Money Market Funds	2.4%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(0.8)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	55.8%
iShares Core MSCI Total International Stock ETF	36.7%
Master Small Cap Index Series	3.9%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2070 Fund
Class K Shares | LIYKX
Semi-Annual Shareholder Report — June 30, 2025
LIYKX-06/25-SAR

BlackRock LifePath® Index Retirement Fund
Institutional Shares | LIRIX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.12%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$13,458,969,673
Number of Portfolio Holdings	14
Portfolio Turnover Rate	12%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.7%
Equity Funds	40.2%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	22.9%
iShares U.S. Intermediate Government Bond Index Fund	20.4%
iShares U.S. Securitized Bond Index Fund	13.4%
iShares Core MSCI Total International Stock ETF	12.7%
iShares 0-5 Year TIPS Bond ETF	9.8%
iShares U.S. Long Government Bond Index Fund	7.0%
iShares U.S. Intermediate Credit Bond Index Fund	6.8%
iShares U.S. Long Credit Bond Index Fund	2.3%
iShares Enhanced Roll Yield Index Fund	2.1%
iShares Global Infrastructure ETF	1.4%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index Retirement Fund
Institutional Shares | LIRIX
Semi-Annual Shareholder Report — June 30, 2025
LIRIX-06/25-SAR

BlackRock LifePath® Index Retirement Fund
Investor A Shares | LIRAX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$13,458,969,673
Number of Portfolio Holdings	14
Portfolio Turnover Rate	12%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.7%
Equity Funds	40.2%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	22.9%
iShares U.S. Intermediate Government Bond Index Fund	20.4%
iShares U.S. Securitized Bond Index Fund	13.4%
iShares Core MSCI Total International Stock ETF	12.7%
iShares 0-5 Year TIPS Bond ETF	9.8%
iShares U.S. Long Government Bond Index Fund	7.0%
iShares U.S. Intermediate Credit Bond Index Fund	6.8%
iShares U.S. Long Credit Bond Index Fund	2.3%
iShares Enhanced Roll Yield Index Fund	2.1%
iShares Global Infrastructure ETF	1.4%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index Retirement Fund
Investor A Shares | LIRAX
Semi-Annual Shareholder Report — June 30, 2025
LIRAX-06/25-SAR

BlackRock LifePath® Index Retirement Fund
Investor P Shares | LIRPX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$13,458,969,673
Number of Portfolio Holdings	14
Portfolio Turnover Rate	12%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.7%
Equity Funds	40.2%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	22.9%
iShares U.S. Intermediate Government Bond Index Fund	20.4%
iShares U.S. Securitized Bond Index Fund	13.4%
iShares Core MSCI Total International Stock ETF	12.7%
iShares 0-5 Year TIPS Bond ETF	9.8%
iShares U.S. Long Government Bond Index Fund	7.0%
iShares U.S. Intermediate Credit Bond Index Fund	6.8%
iShares U.S. Long Credit Bond Index Fund	2.3%
iShares Enhanced Roll Yield Index Fund	2.1%
iShares Global Infrastructure ETF	1.4%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index Retirement Fund
Investor P Shares | LIRPX
Semi-Annual Shareholder Report — June 30, 2025
LIRPX-06/25-SAR

BlackRock LifePath® Index Retirement Fund
Class K Shares | LIRKX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$13,458,969,673
Number of Portfolio Holdings	14
Portfolio Turnover Rate	12%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.7%
Equity Funds	40.2%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	22.9%
iShares U.S. Intermediate Government Bond Index Fund	20.4%
iShares U.S. Securitized Bond Index Fund	13.4%
iShares Core MSCI Total International Stock ETF	12.7%
iShares 0-5 Year TIPS Bond ETF	9.8%
iShares U.S. Long Government Bond Index Fund	7.0%
iShares U.S. Intermediate Credit Bond Index Fund	6.8%
iShares U.S. Long Credit Bond Index Fund	2.3%
iShares Enhanced Roll Yield Index Fund	2.1%
iShares Global Infrastructure ETF	1.4%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index Retirement Fund
Class K Shares | LIRKX
Semi-Annual Shareholder Report — June 30, 2025
LIRKX-06/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

June 30, 2025
2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Index Retirement Fund
• BlackRock LifePath® Index 2030 Fund
• BlackRock LifePath® Index 2035 Fund
• BlackRock LifePath® Index 2040 Fund
• BlackRock LifePath® Index 2045 Fund
• BlackRock LifePath® Index 2050 Fund
• BlackRock LifePath® Index 2055 Fund
• BlackRock LifePath® Index 2060 Fund
• BlackRock LifePath® Index 2065 Fund
• BlackRock LifePath® Index 2070 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Derivative Financial Instruments

Schedule of Investments (unaudited)
June 30, 2025
BlackRock LifePath® Index Retirement Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 40.2%
iShares Core MSCI Total International Stock ETF(b)	22,058,616	$ 1,705,351,602
iShares Enhanced Roll Yield Index Fund	27,148,894	283,705,937
iShares FTSE NAREIT All Equity REITs Index Fund	9,469,314	89,863,787
iShares Global Infrastructure ETF	3,234,371	191,474,763
Large Cap Index Master Portfolio	$3,077,313,321	3,077,313,321
Master Small Cap Index Series	$67,639,101	67,639,101
		5,415,348,511
Fixed-Income Funds — 59.7%
iShares 0-5 Year TIPS Bond ETF(b)	12,862,412	1,323,670,819
iShares U.S. Intermediate Credit Bond Index Fund	90,558,867	918,266,912
iShares U.S. Intermediate Government Bond Index Fund	274,863,100	2,740,385,109
iShares U.S. Long Credit Bond Index Fund	34,828,767	314,155,475
iShares U.S. Long Government Bond Index Fund	121,430,594	941,087,107
iShares U.S. Securitized Bond Index Fund	189,121,830	1,796,657,385
		8,034,222,807

Security	Shares	Value
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(d)	2,839,917	$ 2,841,053
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	19,704,187	19,704,187
		22,545,240
Total Investments — 100.1% (Cost: $10,347,005,052)		13,472,116,558
Liabilities in Excess of Other Assets — (0.1)%		(13,146,885)
Net Assets — 100.0%		$ 13,458,969,673

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 205,121,994	$ —	$ (202,297,955)(a)	$ 13,238	$ 3,776	$ 2,841,053	2,839,917	$ 37,100 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	19,704,187 (a)	—	—	—	19,704,187	19,704,187	297,290	—
iShares 0-5 Year TIPS Bond ETF	1,209,400,323	221,862,310	(139,534,807)	2,131,342	29,811,651	1,323,670,819	12,862,412	22,580,385	—
iShares Core MSCI Total International Stock ETF	1,534,541,191	183,165,530	(261,053,174)	32,079,649	216,618,406	1,705,351,602	22,058,616	26,846,892	—
iShares Enhanced Roll Yield Index Fund	277,676,133	8,466,450	(16,797,944)	522,327	13,838,971	283,705,937	27,148,894	—	—
iShares FTSE NAREIT All Equity REITs Index Fund	109,134,156	1,029,122	(21,410,773)	(1,668,176)	2,779,458	89,863,787	9,469,314	823,896	—
iShares Global Infrastructure ETF	169,412,454	10,148,484	(10,656,937)	(46,189)	22,616,951	191,474,763	3,234,371	3,199,908	—
iShares TIPS Bond ETF(c)	179,756,456	—	(180,011,596)	1,843,938	(1,588,798)	—	—	—	—
iShares U.S. Intermediate Credit Bond Index Fund	1,113,743,389	37,864,450	(255,414,243)	594,597	21,478,719	918,266,912	90,558,867	22,786,938	—
iShares U.S. Intermediate Government Bond Index Fund	2,219,788,941	619,203,919	(147,489,865)	(2,045,811)	50,927,925	2,740,385,109	274,863,100	39,101,779	—
iShares U.S. Long Credit Bond Index Fund	410,844,243	19,229,352	(117,853,231)	(14,782,763)	16,717,874	314,155,475	34,828,767	10,260,907	—
iShares U.S. Long Government Bond Index Fund	1,165,004,819	58,936,000	(297,240,285)	(77,298,276)	91,684,849	941,087,107	121,430,594	23,312,796	—
iShares U.S. Securitized Bond Index Fund	1,821,616,164	85,150,006	(150,894,481)	(9,270,269)	50,055,965	1,796,657,385	189,121,830	34,617,952	—

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Index Retirement Fund

Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$ 3,170,719,532	$ —	$ (254,117,963)(a)(d)	$ 11,103,711	$ 149,608,041	$ 3,077,313,321	$3,077,313,321	$ 20,242,409	$ —
Master Small Cap Index Series	71,318,515	—	(2,149,440)(a)(d)	1,696,631	(3,226,605)	67,639,101	$67,639,101	303,077	—
				$ (55,126,051)	$ 661,327,183	$ 13,472,116,558		$ 204,411,329	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,270,396,089	$ —	$ —	$ 2,270,396,089
Fixed-Income Funds	8,034,222,807	—	—	8,034,222,807
Money Market Funds	22,545,240	—	—	22,545,240
	$10,327,164,136	$—	$—	10,327,164,136
Investments Valued at NAV(a)				3,144,952,422
				$ 13,472,116,558

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2025
BlackRock LifePath® Index 2030 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 52.6%
iShares Core MSCI Total International Stock ETF	30,726,323	$ 2,375,452,031
iShares Enhanced Roll Yield Index Fund	11,372,344	118,840,999
iShares FTSE NAREIT All Equity REITs Index Fund	27,200,537	258,133,096
iShares Global Infrastructure ETF	3,439,424	203,613,901
Large Cap Index Master Portfolio	$3,924,333,992	3,924,333,992
Master Small Cap Index Series	$71,313,677	71,313,677
		6,951,687,696
Fixed-Income Funds — 47.3%
iShares 0-5 Year TIPS Bond ETF	10,105,350	1,039,941,568
iShares U.S. Intermediate Credit Bond Index Fund	95,487,912	968,247,426
iShares U.S. Intermediate Government Bond Index Fund	176,405,532	1,758,763,155
iShares U.S. Long Credit Bond Index Fund	39,054,296	352,269,747
iShares U.S. Long Government Bond Index Fund	97,688,349	757,084,708
iShares U.S. Securitized Bond Index Fund	145,182,637	1,379,235,051
		6,255,541,655

Security	Shares	Value
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(b)	11,230,551	$ 11,230,551
Total Investments — 100.0% (Cost: $9,776,620,398)		13,218,459,902
Other Assets Less Liabilities — 0.0%		5,819,939
Net Assets — 100.0%		$ 13,224,279,841

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 187,682,552	$ —	$ (187,683,963)(b)	$ 1,481	$ (70)	$ —	—	$ 38,092 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	18,349,533	—	(7,118,982)(b)	—	—	11,230,551	11,230,551	345,133	—
iShares 0-5 Year TIPS Bond ETF	872,572,610	183,506,973	(39,600,417)	460,516	23,001,886	1,039,941,568	10,105,350	17,287,570	—
iShares Core MSCI Total International Stock ETF	2,094,842,034	246,701,219	(310,120,235)	27,653,786	316,375,227	2,375,452,031	30,726,323	35,621,081	—
iShares Enhanced Roll Yield Index Fund	85,029,147	31,270,449	(2,164,592)	32,731	4,673,264	118,840,999	11,372,344	—	—
iShares FTSE NAREIT All Equity REITs Index Fund	263,876,740	2,885,799	(11,474,293)	(804,835)	3,649,685	258,133,096	27,200,537	2,072,043	—
iShares Global Infrastructure ETF	174,530,053	10,075,138	(3,943,959)	(43,601)	22,996,270	203,613,901	3,439,424	3,235,028	—
iShares TIPS Bond ETF(a)	145,667,382	—	(145,874,137)	1,528,187	(1,321,432)	—	—	—	—
iShares U.S. Intermediate Credit Bond Index Fund	1,161,287,200	66,473,838	(283,636,443)	1,576,096	22,546,735	968,247,426	95,487,912	24,787,121	—
iShares U.S. Intermediate Government Bond Index Fund	855,159,834	912,798,394	(27,804,935)	(411,653)	19,021,515	1,758,763,155	176,405,532	18,497,591	—
iShares U.S. Long Credit Bond Index Fund	479,097,021	15,298,083	(144,885,439)	(17,564,110)	20,324,192	352,269,747	39,054,296	11,727,793	—
iShares U.S. Long Government Bond Index Fund	1,071,026,112	61,678,236	(391,059,885)	(102,567,469)	118,007,714	757,084,708	97,688,349	20,677,910	—
iShares U.S. Securitized Bond Index Fund	1,323,279,581	69,051,210	(43,283,006)	(2,789,671)	32,976,937	1,379,235,051	145,182,637	25,817,964	—

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Index 2030 Fund

Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$ 3,970,207,232	$ —	$ (251,147,291)(b)(d)	$ 14,762,618	$ 190,511,433	$ 3,924,333,992	$3,924,333,992	$ 25,648,555	$ —
Master Small Cap Index Series	97,848,197	—	(23,192,960)(b)(d)	2,003,678	(5,345,238)	71,313,677	$71,313,677	369,592	—
				$ (76,162,246)	$ 767,418,118	$ 13,218,459,902		$ 186,125,473	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,956,040,027	$ —	$ —	$ 2,956,040,027
Fixed-Income Funds	6,255,541,655	—	—	6,255,541,655
Money Market Funds	11,230,551	—	—	11,230,551
	$9,222,812,233	$—	$—	9,222,812,233
Investments Valued at NAV(a)				3,995,647,669
				$ 13,218,459,902

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2025
BlackRock LifePath® Index 2035 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 64.4%
iShares Core MSCI Total International Stock ETF	32,234,419	$ 2,492,042,933
iShares Enhanced Roll Yield Index Fund	101,364	1,059,253
iShares FTSE NAREIT All Equity REITs Index Fund	30,570,941	290,118,226
iShares Global Infrastructure ETF(b)	3,410,632	201,909,414
Large Cap Index Master Portfolio	$3,916,555,733	3,916,555,733
Master Small Cap Index Series	$127,336,221	127,336,221
		7,029,021,780
Fixed-Income Funds — 35.4%
iShares 0-5 Year TIPS Bond ETF	387,064	39,832,756
iShares U.S. Intermediate Credit Bond Index Fund	74,430,309	754,723,337
iShares U.S. Intermediate Government Bond Index Fund	125,956,197	1,255,783,280
iShares U.S. Long Credit Bond Index Fund	36,948,008	333,271,032
iShares U.S. Long Government Bond Index Fund	60,177,977	466,379,325
iShares U.S. Securitized Bond Index Fund	105,955,490	1,006,577,151
		3,856,566,881

Security	Shares	Value
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(d)	4,738,105	$ 4,740,000
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	16,472,831	16,472,831
		21,212,831
Total Investments — 100.0% (Cost: $8,015,245,739)		10,906,801,492
Liabilities in Excess of Other Assets — 0.0%		(4,272,910)
Net Assets — 100.0%		$ 10,902,528,582

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,277,038	$ 1,463,069 (a)	$ —	$ (428)	$ 321	$ 4,740,000	4,738,105	$ 9,173 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	16,472,831 (a)	—	—	—	16,472,831	16,472,831	400,118	—
iShares 0-5 Year TIPS Bond ETF	63,190,482	1,209,358	(26,160,275)	634,565	958,626	39,832,756	387,064	878,423	—
iShares Core MSCI Total International Stock ETF	2,100,578,820	285,889,661	(246,792,672)	4,165,607	348,201,517	2,492,042,933	32,234,419	37,037,988	—
iShares Enhanced Roll Yield Index Fund	1,014,142	16,958	(24,186)	644	51,695	1,059,253	101,364	—	—
iShares FTSE NAREIT All Equity REITs Index Fund	288,076,659	7,222,096	(8,128,681)	(686,329)	3,634,481	290,118,226	30,570,941	2,321,562	—
iShares Global Infrastructure ETF	178,542,245	6,104,761	(6,379,646)	59,847	23,582,207	201,909,414	3,410,632	3,313,974	—
iShares TIPS Bond ETF(c)	99,549,772	—	(99,691,069)	525,247	(383,950)	—	—	—	—
iShares U.S. Intermediate Credit Bond Index Fund	631,144,171	211,191,681	(103,790,911)	209,012	15,969,384	754,723,337	74,430,309	16,632,919	—
iShares U.S. Intermediate Government Bond Index Fund	810,810,283	492,467,145	(65,962,626)	(639,528)	19,108,006	1,255,783,280	125,956,197	15,353,005	—
iShares U.S. Long Credit Bond Index Fund	436,714,094	23,720,381	(130,188,011)	(17,961,494)	20,986,062	333,271,032	36,948,008	10,779,584	—
iShares U.S. Long Government Bond Index Fund	545,252,955	45,491,613	(131,131,329)	(34,995,025)	41,761,111	466,379,325	60,177,977	11,278,664	—
iShares U.S. Securitized Bond Index Fund	933,587,257	73,667,070	(22,457,226)	(1,375,943)	23,155,993	1,006,577,151	105,955,490	18,490,964	—

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Index 2035 Fund

Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$ 3,835,705,617	$ —	$ (121,853,250)(a)(d)	$ 14,634,082	$ 188,069,284	$ 3,916,555,733	$3,916,555,733	$ 25,129,004	$ —
Master Small Cap Index Series	153,084,904	—	(21,476,783)(a)(d)	3,529,307	(7,801,207)	127,336,221	$127,336,221	630,538	—
				$ (31,900,436)	$ 677,293,530	$ 10,906,801,492		$ 142,255,916	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,985,129,826	$ —	$ —	$ 2,985,129,826
Fixed-Income Funds	3,856,566,881	—	—	3,856,566,881
Money Market Funds	21,212,831	—	—	21,212,831
	$6,862,909,538	$—	$—	6,862,909,538
Investments Valued at NAV(a)				4,043,891,954
				$ 10,906,801,492

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2025
BlackRock LifePath® Index 2040 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 75.9%
iShares Core MSCI Total International Stock ETF(b)	48,079,342	$ 3,717,013,930
iShares FTSE NAREIT All Equity REITs Index Fund	47,930,409	454,859,581
iShares Global Infrastructure ETF	4,638,424	274,594,701
Large Cap Index Master Portfolio	$5,701,089,993	5,701,089,993
Master Small Cap Index Series	$243,374,968	243,374,968
		10,390,933,173
Fixed-Income Funds — 24.0%
iShares 0-5 Year TIPS Bond ETF(b)	437,579	45,031,255
iShares U.S. Intermediate Credit Bond Index Fund	55,373,221	561,484,464
iShares U.S. Intermediate Government Bond Index Fund	95,300,631	950,147,287
iShares U.S. Long Credit Bond Index Fund	49,084,916	442,745,945
iShares U.S. Long Government Bond Index Fund	55,237,241	428,088,620
iShares U.S. Securitized Bond Index Fund	90,040,563	855,385,345
		3,282,882,916

Security	Shares	Value
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(d)	63,785,715	$ 63,811,229
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	26,060,746	26,060,746
		89,871,975
Total Investments — 100.5% (Cost: $9,287,728,236)		13,763,688,064
Liabilities in Excess of Other Assets — (0.5)%		(66,621,750)
Net Assets — 100.0%		$ 13,697,066,314

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 55,858,474	$ 7,952,688 (a)	$ —	$ (4,303)	$ 4,370	$ 63,811,229	63,785,715	$ 29,562 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	26,060,746 (a)	—	—	—	26,060,746	26,060,746	483,679	—
iShares 0-5 Year TIPS Bond ETF	61,932,177	2,113,267	(20,544,311)	501,934	1,028,188	45,031,255	437,579	899,750	—
iShares Core MSCI Total International Stock ETF	3,157,265,059	391,167,497	(354,497,543)	8,974,928	514,103,989	3,717,013,930	48,079,342	55,225,528	—
iShares FTSE NAREIT All Equity REITs Index Fund	449,026,602	11,256,313	(10,075,338)	(748,586)	5,400,590	454,859,581	47,930,409	3,604,228	—
iShares Global Infrastructure ETF	250,377,116	6,240,650	(14,659,857)	174,385	32,462,407	274,594,701	4,638,424	4,515,892	—
iShares TIPS Bond ETF(c)	98,938,387	—	(99,078,817)	519,729	(379,299)	—	—	—	—
iShares U.S. Intermediate Credit Bond Index Fund	468,947,615	109,471,018	(28,545,111)	11,536	11,599,406	561,484,464	55,373,221	11,913,695	—
iShares U.S. Intermediate Government Bond Index Fund	552,638,511	396,875,396	(12,873,445)	(168,465)	13,675,290	950,147,287	95,300,631	11,316,430	—
iShares U.S. Long Credit Bond Index Fund	532,520,267	27,865,773	(121,045,359)	(17,772,404)	21,177,668	442,745,945	49,084,916	13,651,564	—
iShares U.S. Long Government Bond Index Fund	467,069,089	42,715,094	(87,081,883)	(23,678,125)	29,064,445	428,088,620	55,237,241	9,775,140	—
iShares U.S. Securitized Bond Index Fund	789,262,190	68,170,118	(20,443,102)	(1,267,171)	19,663,310	855,385,345	90,040,563	15,626,557	—

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Index 2040 Fund

Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$ 5,614,914,003	$ —	$ (204,328,967)(a)(d)	$ 21,262,629	$ 269,242,328	$ 5,701,089,993	$5,701,089,993	$ 36,403,277	$ —
Master Small Cap Index Series	272,694,634	—	(21,902,855)(a)(d)	6,416,909	(13,833,720)	243,374,968	$243,374,968	1,137,040	—
				$ (5,777,004)	$ 903,208,972	$ 13,763,688,064		$ 164,582,342	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 4,446,468,212	$ —	$ —	$ 4,446,468,212
Fixed-Income Funds	3,282,882,916	—	—	3,282,882,916
Money Market Funds	89,871,975	—	—	89,871,975
	$7,819,223,103	$—	$—	7,819,223,103
Investments Valued at NAV(a)				5,944,464,961
				$ 13,763,688,064

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2025
BlackRock LifePath® Index 2045 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 86.1%
iShares Core MSCI Total International Stock ETF	40,304,444	$ 3,115,936,566
iShares FTSE NAREIT All Equity REITs Index Fund	41,519,564	394,020,666
iShares Global Infrastructure ETF(b)	715,639	42,365,829
Large Cap Index Master Portfolio	$4,606,314,730	4,606,314,730
Master Small Cap Index Series	$265,115,584	265,115,584
		8,423,753,375
Fixed-Income Funds — 13.6%
iShares 0-5 Year TIPS Bond ETF(b)	17,213	1,771,390
iShares U.S. Intermediate Credit Bond Index Fund	18,315,762	185,721,823
iShares U.S. Intermediate Government Bond Index Fund	31,650,547	315,555,955
iShares U.S. Long Credit Bond Index Fund	35,341,708	318,782,202
iShares U.S. Long Government Bond Index Fund	20,311,242	157,412,125
iShares U.S. Securitized Bond Index Fund	37,121,202	352,651,422
		1,331,894,917

Security	Shares	Value
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(d)	35,129,448	$ 35,143,500
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	18,315,471	18,315,471
		53,458,971
Total Investments — 100.3% (Cost: $6,664,173,425)		9,809,107,263
Liabilities in Excess of Other Assets — (0.3)%		(28,293,639)
Net Assets — 100.0%		$ 9,780,813,624

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 132,603,317	$ —	$ (97,463,429)(a)	$ 3,219	$ 393	$ 35,143,500	35,129,448	$ 23,176 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	18,315,471 (a)	—	—	—	18,315,471	18,315,471	411,682	—
iShares 0-5 Year TIPS Bond ETF	1,234,966	571,869	(70,065)	35	34,585	1,771,390	17,213	24,900	—
iShares Core MSCI Total International Stock ETF	2,627,401,910	342,785,331	(290,366,157)	567,374	435,548,108	3,115,936,566	40,304,444	46,053,609	—
iShares FTSE NAREIT All Equity REITs Index Fund	384,685,767	24,282,332	(19,207,246)	(1,291,642)	5,551,455	394,020,666	41,519,564	3,032,684	—
iShares Global Infrastructure ETF	25,674,449	13,807,130	(726,896)	(11,123)	3,622,269	42,365,829	715,639	594,089	—
iShares TIPS Bond ETF(c)	44,689,627	—	(44,753,058)	317,109	(253,678)	—	—	—	—
iShares U.S. Intermediate Credit Bond Index Fund	146,734,828	39,372,314	(3,856,315)	(60,305)	3,531,301	185,721,823	18,315,762	3,518,168	—
iShares U.S. Intermediate Government Bond Index Fund	126,764,768	190,535,102	(5,118,547)	(49,761)	3,424,393	315,555,955	31,650,547	3,121,901	—
iShares U.S. Long Credit Bond Index Fund	384,727,163	25,044,991	(93,422,017)	(13,785,151)	16,217,216	318,782,202	35,341,708	9,868,269	—
iShares U.S. Long Government Bond Index Fund	163,966,155	14,936,827	(23,253,444)	(5,361,949)	7,124,536	157,412,125	20,311,242	3,476,416	—
iShares U.S. Securitized Bond Index Fund	290,382,257	62,667,689	(7,701,820)	(495,393)	7,798,689	352,651,422	37,121,202	6,203,196	—

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Index 2045 Fund

Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$ 4,507,773,962	$ —	$ (132,594,954)(a)(d)	$ 17,024,193	$ 214,111,529	$ 4,606,314,730	$4,606,314,730	$ 29,254,663	$ —
Master Small Cap Index Series	277,002,674	—	(5,103,501)(a)(d)	6,958,459	(13,742,048)	265,115,584	$265,115,584	1,206,617	—
				$ 3,815,065	$ 682,968,748	$ 9,809,107,263		$ 106,789,370	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,552,323,061	$ —	$ —	$ 3,552,323,061
Fixed-Income Funds	1,331,894,917	—	—	1,331,894,917
Money Market Funds	53,458,971	—	—	53,458,971
	$4,937,676,949	$—	$—	4,937,676,949
Investments Valued at NAV(a)				4,871,430,314
				$ 9,809,107,263

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2025
BlackRock LifePath® Index 2050 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 94.2%
iShares Core MSCI Total International Stock ETF(b)	47,836,629	$ 3,698,249,788
iShares FTSE NAREIT All Equity REITs Index Fund	26,407,192	250,604,249
Large Cap Index Master Portfolio	$5,444,075,912	5,444,075,912
Master Small Cap Index Series	$361,708,264	361,708,264
		9,754,638,213
Fixed-Income Funds — 5.6%
iShares U.S. Intermediate Credit Bond Index Fund	1,398,177	14,177,518
iShares U.S. Intermediate Government Bond Index Fund	2,815,063	28,066,176
iShares U.S. Long Credit Bond Index Fund	38,695,907	349,037,085
iShares U.S. Long Government Bond Index Fund	4,161,940	32,255,034
iShares U.S. Securitized Bond Index Fund	16,113,032	153,073,803
		576,609,616

Security	Shares	Value
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(d)	36,430,098	$ 36,444,670
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	18,371,044	18,371,044
		54,815,714
Total Investments — 100.3% (Cost: $6,842,294,147)		10,386,063,543
Liabilities in Excess of Other Assets — (0.3)%		(31,493,913)
Net Assets — 100.0%		$ 10,354,569,630

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 156,764,565	$ —	$ (120,330,412)(a)	$ 7,716	$ 2,801	$ 36,444,670	36,430,098	$ 79,092 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	18,371,044 (a)	—	—	—	18,371,044	18,371,044	361,389	—
iShares 0-5 Year TIPS Bond ETF(c)	—	964,189	(968,302)	4,113	—	—	—	2,824	—
iShares Core MSCI Total International Stock ETF	3,092,357,710	392,761,104	(301,252,908)	240,814	514,143,068	3,698,249,788	47,836,629	54,668,914	—
iShares FTSE NAREIT All Equity REITs Index Fund	211,915,689	40,651,618	(4,140,835)	(251,901)	2,429,678	250,604,249	26,407,192	1,732,404	—
iShares Global Infrastructure ETF(c)	—	961,684	(996,756)	35,072	—	—	—	16,499	—
iShares TIPS Bond ETF(c)	21,234,030	—	(21,264,169)	235,442	(205,303)	—	—	—	—
iShares U.S. Intermediate Credit Bond Index Fund	—	14,116,059	(43,147)	(129)	104,735	14,177,518	1,398,177	89,606	—
iShares U.S. Intermediate Government Bond Index Fund	—	28,143,532	(68,528)	(206)	(8,622)	28,066,176	2,815,063	120,384	—
iShares U.S. Long Credit Bond Index Fund	328,448,973	59,138,913	(41,253,390)	(6,038,971)	8,741,560	349,037,085	38,695,907	9,044,669	—
iShares U.S. Long Government Bond Index Fund	18,812,847	13,429,907	(226,075)	(21,492)	259,847	32,255,034	4,161,940	456,310	—
iShares U.S. Securitized Bond Index Fund	117,485,946	33,852,626	(1,347,658)	(4,534)	3,087,423	153,073,803	16,113,032	2,602,462	—

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Index 2050 Fund

Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$ 5,249,414,361	$ —	$ (78,759,281)(a)(d)	$ 20,291,326	$ 253,129,506	$ 5,444,075,912	$5,444,075,912	$ 34,146,267	$ —
Master Small Cap Index Series	356,200,664	13,783,043 (a)(d)	—	9,461,251	(17,736,694)	361,708,264	$361,708,264	1,613,989	—
				$ 23,958,501	$ 763,947,999	$ 10,386,063,543		$ 104,934,809	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,948,854,037	$ —	$ —	$ 3,948,854,037
Fixed-Income Funds	576,609,616	—	—	576,609,616
Money Market Funds	54,815,714	—	—	54,815,714
	$4,580,279,367	$—	$—	4,580,279,367
Investments Valued at NAV(a)				5,805,784,176
				$ 10,386,063,543

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2025
BlackRock LifePath® Index 2055 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 98.1%
iShares Core MSCI Total International Stock ETF(b)	34,353,333	$ 2,655,856,174
iShares FTSE NAREIT All Equity REITs Index Fund	9,042,424	85,812,603
Large Cap Index Master Portfolio	$3,903,395,314	3,903,395,314
Master Small Cap Index Series	$275,483,603	275,483,603
		6,920,547,694
Fixed-Income Funds — 1.6%
iShares U.S. Long Credit Bond Index Fund	12,655,723	114,154,625

Security	Shares	Value
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(d)	3,760,926	$ 3,762,430
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	6,355,641	6,355,641
		10,118,071
Total Investments — 99.9% (Cost: $4,813,093,955)		7,044,820,390
Other Assets Less Liabilities — 0.1%		8,849,881
Net Assets — 100.0%		$ 7,053,670,271

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 28,104,251	$ —	$ (24,341,827)(a)	$ (2,772)	$ 2,778	$ 3,762,430	3,760,926	$ 5,097 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	6,355,641 (a)	—	—	—	6,355,641	6,355,641	265,258	—
iShares Core MSCI Total International Stock ETF	2,151,864,569	348,056,181	(207,555,779)	(901,436)	364,392,639	2,655,856,174	34,353,333	39,106,614	—
iShares FTSE NAREIT All Equity REITs Index Fund	75,898,060	10,254,886	(1,116,714)	(82,772)	859,143	85,812,603	9,042,424	623,988	—
iShares TIPS Bond ETF(c)	7,507,726	—	(7,518,382)	45,697	(35,041)	—	—	—	—
iShares U.S. Long Credit Bond Index Fund	86,658,978	27,904,633	(1,430,009)	(195,879)	1,216,902	114,154,625	12,655,723	2,635,849	—
Large Cap Index Master Portfolio	3,654,635,475	51,993,676 (a)(d)	—	14,663,053	182,103,110	3,903,395,314	$3,903,395,314	24,091,616	—
Master Small Cap Index Series	264,412,465	17,090,085 (a)(d)	—	6,945,013	(12,963,960)	275,483,603	$275,483,603	1,181,069	—
				$ 20,470,904	$ 535,575,571	$ 7,044,820,390		$ 67,909,491	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Index 2055 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,741,668,777	$ —	$ —	$ 2,741,668,777
Fixed-Income Funds	114,154,625	—	—	114,154,625
Money Market Funds	10,118,071	—	—	10,118,071
	$2,865,941,473	$—	$—	2,865,941,473
Investments Valued at NAV(a)				4,178,878,917
				$ 7,044,820,390

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2025
BlackRock LifePath® Index 2060 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 98.7%
iShares Core MSCI Total International Stock ETF	21,130,949	$ 1,633,633,667
iShares FTSE NAREIT All Equity REITs Index Fund	4,485,538	42,567,752
Large Cap Index Master Portfolio	$2,398,948,117	2,398,948,117
Master Small Cap Index Series	$171,246,849	171,246,849
		4,246,396,385
Fixed-Income Funds — 1.0%
iShares U.S. Long Credit Bond Index Fund	4,800,023	43,296,204

Security	Shares	Value
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(b)	12,653,908	$ 12,653,908
Total Investments — 100.0% (Cost: $3,169,237,868)		4,302,346,497
Other Assets Less Liabilities — 0.0%		1,070,990
Net Assets — 100.0%		$ 4,303,417,487

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 978,436	$ —	$ (977,469)(b)	$ (999)	$ 32	$ —	—	$ 1,830	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	12,653,908 (b)	—	—	—	12,653,908	12,653,908	180,968	—
iShares Core MSCI Total International Stock ETF	1,264,688,073	259,624,082	(108,709,729)	(1,449,047)	219,480,288	1,633,633,667	21,130,949	23,956,036	—
iShares FTSE NAREIT All Equity REITs Index Fund	37,384,514	4,948,083	(170,103)	(10,688)	415,946	42,567,752	4,485,538	313,560	—
iShares TIPS Bond ETF(a)	1,828,931	—	(1,831,527)	11,588	(8,992)	—	—	—	—
iShares U.S. Long Credit Bond Index Fund	36,106,895	6,919,536	(166,774)	(20,571)	457,118	43,296,204	4,800,023	1,073,034	—
Large Cap Index Master Portfolio	2,146,044,022	130,460,447 (b)(c)	—	9,048,434	113,395,214	2,398,948,117	$2,398,948,117	14,435,999	—
Master Small Cap Index Series	155,986,278	18,309,116 (b)(c)	—	4,311,947	(7,360,492)	171,246,849	$171,246,849	724,285	—
				$ 11,890,664	$ 326,379,114	$ 4,302,346,497		$ 40,685,712	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 1,676,201,419	$ —	$ —	$ 1,676,201,419

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Index 2060 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Fixed-Income Funds	$ 43,296,204	$ —	$ —	$ 43,296,204
Money Market Funds	12,653,908	—	—	12,653,908
	$1,732,151,531	$—	$—	1,732,151,531
Investments Valued at NAV(a)				2,570,194,966
				$ 4,302,346,497

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2025
BlackRock LifePath® Index 2065 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 98.6%
iShares Core MSCI Total International Stock ETF	6,056,259	$ 468,209,383
iShares FTSE NAREIT All Equity REITs Index Fund	1,228,051	11,654,202
Large Cap Index Master Portfolio	$687,190,579	687,190,579
Master Small Cap Index Series	$49,391,065	49,391,065
		1,216,445,229
Fixed-Income Funds — 1.0%
iShares U.S. Long Credit Bond Index Fund	1,374,934	12,401,904

Security	Shares	Value
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(b)	3,616,291	$ 3,616,291
Total Investments — 99.9% (Cost: $987,466,121)		1,232,463,424
Other Assets Less Liabilities — 0.1%		1,314,288
Net Assets — 100.0%		$ 1,233,777,712

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ —	$ 3,616,291 (a)	$ —	$ —	$ —	$ 3,616,291	3,616,291	$ 57,636	$ —
iShares Core MSCI Total International Stock ETF	330,955,433	106,091,365	(29,204,023)	(793,024)	61,159,632	468,209,383	6,056,259	6,872,932	—
iShares FTSE NAREIT All Equity REITs Index Fund	9,638,042	1,962,206	(51,817)	(3,616)	109,387	11,654,202	1,228,051	85,167	—
iShares TIPS Bond ETF(b)	289,496	—	(289,907)	6,679	(6,268)	—	—	—	—
iShares U.S. Long Credit Bond Index Fund	9,620,444	2,701,677	(51,818)	(7,148)	138,749	12,401,904	1,374,934	296,063	—
Large Cap Index Master Portfolio	561,334,765	90,223,671 (a)(c)	—	2,642,800	32,989,343	687,190,579	$687,190,579	3,983,178	—
Master Small Cap Index Series	40,328,369	9,724,434 (a)(c)	—	1,232,064	(1,893,802)	49,391,065	$49,391,065	202,009	—
				$ 3,077,755	$ 92,497,041	$ 1,232,463,424		$ 11,496,985	$ —

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 479,863,585	$ —	$ —	$ 479,863,585

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Index 2065 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Fixed-Income Funds	$ 12,401,904	$ —	$ —	$ 12,401,904
Money Market Funds	3,616,291	—	—	3,616,291
	$495,881,780	$—	$—	495,881,780
Investments Valued at NAV(a)				736,581,644
				$ 1,232,463,424

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2025
BlackRock LifePath® Index 2070 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 97.4%
iShares Core MSCI Total International Stock ETF	72,200	$ 5,581,782
iShares FTSE NAREIT All Equity REITs Index Fund	15,442	146,545
Large Cap Index Master Portfolio	$8,490,542	8,490,542
Master Small Cap Index Series	$595,406	595,406
		14,814,275
Fixed-Income Funds — 1.0%
iShares U.S. Long Credit Bond Index Fund	16,938	152,778

Security	Shares	Value
Money Market Funds — 2.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(b)	361,571	$ 361,571
Total Investments — 100.8% (Cost: $14,461,500)		15,328,624
Liabilities in Excess of Other Assets — (0.8)%		(119,126)
Net Assets — 100.0%		$ 15,209,498

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 4,146	$ 357,425 (a)	$ —	$ —	$ —	$ 361,571	361,571	$ 325	$ —
iShares Core MSCI Total International Stock ETF	346,243	5,088,208	(271,236)	(3,219)	421,786	5,581,782	72,200	74,471	—
iShares FTSE NAREIT All Equity REITs Index Fund	10,065	143,315	(5,820)	(297)	(718)	146,545	15,442	624	—
iShares U.S. Long Credit Bond Index Fund	11,460	146,677	(6,077)	(472)	1,190	152,778	16,938	1,842	—
Large Cap Index Master Portfolio	683,635	7,319,733 (a)(b)	—	37,595	449,579	8,490,542	$8,490,542	26,374	—
Master Small Cap Index Series	50,712	523,553 (a)(b)	—	13,672	7,469	595,406	$595,406	1,520	—
				$ 47,279	$ 879,306	$ 15,328,624		$ 105,156	$ —

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 5,728,327	$ —	$ —	$ 5,728,327
Fixed-Income Funds	152,778	—	—	152,778
Money Market Funds	361,571	—	—	361,571
	$6,242,676	$—	$—	6,242,676
Investments Valued at NAV(a)				9,085,948
				$ 15,328,624

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
June 30, 2025

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund	BlackRock LifePath® Index 2040 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 13,472,116,558	$ 13,218,459,902	$ 10,906,801,492	$ 13,763,688,064
Cash	7,325	3,245	3,058	—
Receivables:
Investments sold	36,501,301	153,938,947	88,921,660	121,222,509
Securities lending income — affiliated	2,848	417	512	3,622
Capital shares sold	6,894,662	6,022,107	11,652,991	9,367,021
Dividends — affiliated	20,419,360	16,005,241	11,819,067	10,108,573
Total assets	13,535,942,054	13,394,429,859	11,019,198,780	13,904,389,789
LIABILITIES
Bank overdraft	—	—	—	4,349,890
Collateral on securities loaned	2,835,040	—	4,740,000	63,811,680
Payables:
Investments purchased	58,289,618	154,384,845	100,931,778	127,556,679
Administration fees	533,811	522,690	360,564	539,483
Capital shares redeemed	14,506,033	14,567,149	10,413,627	10,517,009
Investment advisory fees	280,686	212,449	135,249	108,201
Trustees’ and Officer’s fees	13,800	28,301	22,250	28,129
Professional fees	87,494	36,339	33,599	36,820
Service fees	425,899	398,245	33,131	375,584
Total liabilities	76,972,381	170,150,018	116,670,198	207,323,475
Commitments and contingent liabilities
NET ASSETS	$ 13,458,969,673	$ 13,224,279,841	$ 10,902,528,582	$ 13,697,066,314
NET ASSETS CONSIST OF
Paid-in capital	$ 9,886,635,521	$ 9,541,872,996	$ 7,892,822,450	$ 9,121,910,127
Accumulated earnings	3,572,334,152	3,682,406,845	3,009,706,132	4,575,156,187
NET ASSETS	$ 13,458,969,673	$ 13,224,279,841	$ 10,902,528,582	$ 13,697,066,314
(a) Investments, at cost—affiliated	$10,347,005,052	$9,776,620,398	$8,015,245,739	$9,287,728,236
(b) Securities loaned, at value	$2,781,742	$—	$4,676,800	$62,684,122
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2025

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund	BlackRock LifePath® Index 2040 Fund
NET ASSET VALUE
Institutional
Net assets	$ 492,473,842	$ 574,668,686	$ 220,493,192	$ 778,886,079
Shares outstanding	33,666,822	31,434,490	10,836,594	35,171,740
Net asset value	$ 14.63	$ 18.28	$ 20.35	$ 22.15
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor A
Net assets	$ 171,818,215	$ 142,967,509	$ 85,672,884	$ 131,151,144
Shares outstanding	11,772,794	7,827,579	4,223,708	5,939,844
Net asset value	$ 14.59	$ 18.26	$ 20.28	$ 22.08
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor P
Net assets	$ 1,906,139,829	$ 1,825,730,806	$ 77,627,833	$ 1,753,098,668
Shares outstanding	130,763,590	100,095,083	3,840,587	79,503,843
Net asset value	$ 14.58	$ 18.24	$ 20.21	$ 22.05
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class K
Net assets	$ 10,888,537,787	$ 10,680,912,840	$ 10,518,734,673	$ 11,033,930,423
Shares outstanding	744,672,988	584,695,637	517,366,372	498,233,293
Net asset value	$ 14.62	$ 18.27	$ 20.33	$ 22.15
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2025

	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund	BlackRock LifePath® Index 2060 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 9,809,107,263	$ 10,386,063,543	$ 7,044,820,390	$ 4,302,346,497
Cash	3,656	2,267	745	—
Receivables:
Investments sold	58,490,367	64,695,783	35,977,727	7,158,573
Securities lending income — affiliated	1,079	2,527	410	125
Capital shares sold	30,859,141	11,851,834	8,558,091	8,749,349
Dividends — affiliated	4,285,385	2,073,105	477,255	213,862
Total assets	9,902,746,891	10,464,689,059	7,089,834,618	4,318,468,406
LIABILITIES
Bank overdraft	—	—	—	1,069,544
Collateral on securities loaned	35,143,500	36,444,670	3,762,430	—
Payables:
Investments purchased	79,334,680	67,385,575	28,458,283	10,482,672
Administration fees	319,296	362,256	229,387	137,730
Capital shares redeemed	6,973,107	5,657,691	3,614,779	3,287,435
Investment advisory fees	88,006	68,172	34,081	19,499
Trustees’ and Officer’s fees	19,826	20,723	13,877	8,397
Professional fees	29,905	29,321	31,739	35,785
Service fees	24,947	151,021	19,771	9,857
Total liabilities	121,933,267	110,119,429	36,164,347	15,050,919
Commitments and contingent liabilities
NET ASSETS	$ 9,780,813,624	$ 10,354,569,630	$ 7,053,670,271	$ 4,303,417,487
NET ASSETS CONSIST OF
Paid-in capital	$ 6,635,876,995	$ 6,822,854,109	$ 4,826,964,121	$ 3,162,784,683
Accumulated earnings	3,144,936,629	3,531,715,521	2,226,706,150	1,140,632,804
NET ASSETS	$ 9,780,813,624	$ 10,354,569,630	$ 7,053,670,271	$ 4,303,417,487
(a) Investments, at cost—affiliated	$6,664,173,425	$6,842,294,147	$4,813,093,955	$3,169,237,868
(b) Securities loaned, at value	$34,665,053	$35,779,068	$3,695,418	$—
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2025

	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund	BlackRock LifePath® Index 2060 Fund
NET ASSET VALUE
Institutional
Net assets	$ 190,651,716	$ 190,717,970	$ 148,135,187	$ 88,395,680
Shares outstanding	7,899,946	7,502,559	5,609,800	3,736,620
Net asset value	$ 24.13	$ 25.42	$ 26.41	$ 23.66
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor A
Net assets	$ 83,551,352	$ 101,430,097	$ 78,149,157	$ 24,124,259
Shares outstanding	3,472,154	4,004,439	2,969,544	1,023,092
Net asset value	$ 24.06	$ 25.33	$ 26.32	$ 23.58
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor P
Net assets	$ 39,210,589	$ 661,712,390	$ 21,535,364	$ 27,183,609
Shares outstanding	1,634,779	26,161,394	820,201	1,154,972
Net asset value	$ 23.99	$ 25.29	$ 26.26	$ 23.54
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class K
Net assets	$ 9,467,399,967	$ 9,400,709,173	$ 6,805,850,563	$ 4,163,713,939
Shares outstanding	391,844,581	369,784,992	257,615,501	175,901,103
Net asset value	$ 24.16	$ 25.42	$ 26.42	$ 23.67
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2025

	BlackRock LifePath® Index 2065 Fund	BlackRock LifePath® Index 2070 Fund
ASSETS
Investments, at value — affiliated(a)	$ 1,232,463,424	$ 15,328,624
Receivables:
Capital shares sold	3,397,093	550,892
Dividends — affiliated	61,999	1,306
From the Administrator	—	1,756
Total assets	1,235,922,516	15,882,578
LIABILITIES
Payables:
Investments purchased	1,321,351	653,629
Administration fees	38,628	—
Capital shares redeemed	753,296	7,920
Investment advisory fees	5,500	58
Trustees’ and Officer’s fees	2,703	747
Professional fees	19,516	10,681
Service fees	3,810	45
Total liabilities	2,144,804	673,080
Commitments and contingent liabilities
NET ASSETS	$ 1,233,777,712	$ 15,209,498
NET ASSETS CONSIST OF
Paid-in capital	$ 992,764,040	$ 14,196,719
Accumulated earnings	241,013,672	1,012,779
NET ASSETS	$ 1,233,777,712	$ 15,209,498
(a) Investments, at cost—affiliated	$987,466,121	$14,461,500
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2025

	BlackRock LifePath® Index 2065 Fund	BlackRock LifePath® Index 2070 Fund
NET ASSET VALUE
Institutional
Net assets	$ 47,197,865	$ 108,530
Shares outstanding	2,834,780	10,000
Net asset value	$ 16.65	$ 10.85
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Investor A
Net assets	$ 5,880,873	$ 128,937
Shares outstanding	354,084	11,895
Net asset value	$ 16.61	$ 10.84
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Investor P
Net assets	$ 14,295,664	$ 108,396
Shares outstanding	861,281	10,000
Net asset value	$ 16.60	$ 10.84
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Class K
Net assets	$ 1,166,403,310	$ 14,863,635
Shares outstanding	70,023,537	1,369,122
Net asset value	$ 16.66	$ 10.86
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended June 30, 2025

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund	BlackRock LifePath® Index 2040 Fund
INVESTMENT INCOME
Dividends — affiliated	$183,828,743	$160,069,234	$116,487,201	$127,012,463
Interest — unaffiliated	10,734	5,766	8,080	8,663
Securities lending income — affiliated — net	37,100	38,092	9,173	29,562
Other income — unaffiliated	5,699	11,220	7,177	11,121
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	20,358,794	25,781,147	25,499,481	37,139,912
Interest — affiliated	694,255	879,791	894,682	1,324,263
Expenses	(518,387)	(656,512)	(648,466)	(944,267)
Fees waived	10,824	13,721	13,845	20,409
Total investment income	204,427,762	186,142,459	142,271,173	164,602,126
EXPENSES
Investment advisory	3,307,178	3,157,010	2,562,767	3,206,770
Administration — class specific	3,277,539	3,139,975	2,141,911	3,194,697
Service — class specific	2,549,556	2,376,663	193,777	2,229,801
Trustees and Officer	50,703	51,713	42,078	52,152
Professional	6,439	11,496	11,407	11,405
Miscellaneous	10,897	8,260	6,760	8,260
Total expenses	9,202,312	8,745,117	4,958,700	8,703,085
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(1,642,976)	(1,940,478)	(1,808,608)	(2,608,531)
Total expenses after fees waived and/or reimbursed	7,559,336	6,804,639	3,150,092	6,094,554
Net investment income	196,868,426	179,337,820	139,121,081	158,507,572
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(67,926,393)	(92,928,542)	(50,063,825)	(33,456,542)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	12,800,342	16,766,296	18,163,389	27,679,538
	(55,126,051)	(76,162,246)	(31,900,436)	(5,777,004)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	514,945,747	582,251,923	497,025,453	647,800,364
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	146,381,436	185,166,195	180,268,077	255,408,608
	661,327,183	767,418,118	677,293,530	903,208,972
Net realized and unrealized gain	606,201,132	691,255,872	645,393,094	897,431,968
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$803,069,558	$870,593,692	$784,514,175	$1,055,939,540
See notes to financial statements.
Statements of Operations

Statements of Operations (unaudited) (continued)
Six Months Ended June 30, 2025

	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund	BlackRock LifePath® Index 2060 Fund
INVESTMENT INCOME
Dividends — affiliated	$76,304,914	$69,095,461	$42,631,709	$25,523,598
Interest — unaffiliated	5,374	2,880	1,992	741
Securities lending income — affiliated — net	23,176	79,092	5,097	1,830
Other income — unaffiliated	6,351	6,773	4,236	—
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	30,108,216	35,327,830	24,962,451	14,973,474
Interest — affiliated	1,101,190	1,309,222	929,737	557,780
Expenses	(764,977)	(896,756)	(633,661)	(379,455)
Fees waived	16,851	19,960	14,158	8,485
Total investment income	106,801,095	104,944,462	67,915,719	40,686,453
EXPENSES
Investment advisory	2,270,702	2,379,970	1,600,205	951,630
Administration — class specific	1,889,819	2,126,703	1,338,388	792,691
Service — class specific	142,327	888,523	113,956	59,045
Trustees and Officer	37,839	39,432	27,361	17,476
Professional	11,407	11,496	11,407	11,433
Miscellaneous	6,758	8,260	7,259	5,261
Total expenses	4,358,852	5,454,384	3,098,576	1,837,536
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(1,773,741)	(2,008,105)	(1,421,213)	(856,577)
Total expenses after fees waived and/or reimbursed	2,585,111	3,446,279	1,677,363	980,959
Net investment income	104,215,984	101,498,183	66,238,356	39,705,494
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(20,167,587)	(5,794,076)	(1,137,162)	(1,469,717)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	23,982,652	29,752,577	21,608,066	13,360,381
	3,815,065	23,958,501	20,470,904	11,890,664
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	482,599,267	528,555,187	366,436,421	220,344,392
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	200,369,481	235,392,812	169,139,150	106,034,722
	682,968,748	763,947,999	535,575,571	326,379,114
Net realized and unrealized gain	686,783,813	787,906,500	556,046,475	338,269,778
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$790,999,797	$889,404,683	$622,284,831	$377,975,272
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited) (continued)
Six Months Ended June 30, 2025

	BlackRock LifePath® Index 2065 Fund	BlackRock LifePath® Index 2070 Fund
INVESTMENT INCOME
Dividends — affiliated	$7,311,798	$77,262
Interest — unaffiliated	553	—
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	4,133,619	27,550
Interest — affiliated	153,707	985
Expenses	(104,474)	(655)
Fees waived	2,335	14
Total investment income	11,497,538	105,156
EXPENSES
Investment advisory	261,922	1,667
Administration — class specific	224,025	1,410
Service — class specific	21,969	258
Professional	11,405	10,864
Trustees and Officer	7,207	3,702
Miscellaneous	2,134	55
Total expenses	528,662	17,956
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(246,585)	(16,041)
Total expenses after fees waived and/or reimbursed	282,077	1,915
Net investment income	11,215,461	103,241
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(797,109)	(3,988)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	3,874,864	51,267
	3,077,755	47,279
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	61,401,500	422,258
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	31,095,541	457,048
	92,497,041	879,306
Net realized and unrealized gain	95,574,796	926,585
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$106,790,257	$1,029,826
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	BlackRock LifePath® Index Retirement Fund		BlackRock LifePath® Index 2030 Fund
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$196,868,426	$264,520,327	$179,337,820	$341,295,439
Net realized gain (loss)	(55,126,051)	21,103,484	(76,162,246)	37,410,887
Net change in unrealized appreciation (depreciation)	661,327,183	110,341,109	767,418,118	703,019,653
Net increase in net assets resulting from operations	803,069,558	395,964,920	870,593,692	1,081,725,979
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	(12,709,314)	—	(15,322,778)
Investor A	—	(4,015,530)	—	(3,458,628)
Investor P	—	(50,543,640)	—	(43,668,456)
Class K	—	(212,653,371)	—	(279,988,524)
Decrease in net assets resulting from distributions to shareholders	—	(279,921,855)	—	(342,438,386)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(803,673,100)	5,867,774,368	(258,739,840)	22,187,014
NET ASSETS
Total increase (decrease) in net assets	(603,542)	5,983,817,433	611,853,852	761,474,607
Beginning of period	13,459,573,215	7,475,755,782	12,612,425,989	11,850,951,382
End of period	$13,458,969,673	$13,459,573,215	$13,224,279,841	$12,612,425,989

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Index 2035 Fund		BlackRock LifePath® Index 2040 Fund
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$139,121,081	$256,035,678	$158,507,572	$302,590,633
Net realized gain (loss)	(31,900,436)	43,038,620	(5,777,004)	88,216,900
Net change in unrealized appreciation (depreciation)	677,293,530	684,871,330	903,208,972	1,044,966,249
Net increase in net assets resulting from operations	784,514,175	983,945,628	1,055,939,540	1,435,773,782
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	(5,594,259)	—	(18,523,201)
Investor A	—	(1,863,739)	—	(2,713,707)
Investor P	—	(1,587,177)	—	(37,893,485)
Class K	—	(247,839,992)	—	(260,980,852)
Decrease in net assets resulting from distributions to shareholders	—	(256,885,167)	—	(320,111,245)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	29,970,331	578,049,992	(75,721,868)	354,583,433
NET ASSETS
Total increase in net assets	814,484,506	1,305,110,453	980,217,672	1,470,245,970
Beginning of period	10,088,044,076	8,782,933,623	12,716,848,642	11,246,602,672
End of period	$10,902,528,582	$10,088,044,076	$13,697,066,314	$12,716,848,642

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Index 2045 Fund		BlackRock LifePath® Index 2050 Fund
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$104,215,984	$201,478,611	$101,498,183	$198,577,549
Net realized gain	3,815,065	67,656,414	23,958,501	82,203,646
Net change in unrealized appreciation (depreciation)	682,968,748	832,480,218	763,947,999	966,066,665
Net increase in net assets resulting from operations	790,999,797	1,101,615,243	889,404,683	1,246,847,860
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	(4,187,093)	—	(4,648,590)
Investor A	—	(1,485,172)	—	(1,998,955)
Investor P	—	(618,809)	—	(13,434,443)
Class K	—	(196,167,950)	—	(208,392,607)
Decrease in net assets resulting from distributions to shareholders	—	(202,459,024)	—	(228,474,595)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	8,136,358	618,794,355	69,560,168	581,752,483
NET ASSETS
Total increase in net assets	799,136,155	1,517,950,574	958,964,851	1,600,125,748
Beginning of period	8,981,677,469	7,463,726,895	9,395,604,779	7,795,479,031
End of period	$9,780,813,624	$8,981,677,469	$10,354,569,630	$9,395,604,779

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Index 2055 Fund		BlackRock LifePath® Index 2060 Fund
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$66,238,356	$127,100,509	$39,705,494	$72,266,986
Net realized gain	20,470,904	47,681,895	11,890,664	23,036,789
Net change in unrealized appreciation (depreciation)	535,575,571	668,340,437	326,379,114	376,458,088
Net increase in net assets resulting from operations	622,284,831	843,122,841	377,975,272	471,761,863
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	(3,774,508)	—	(1,488,337)
Investor A	—	(1,421,263)	—	(390,304)
Investor P	—	(353,798)	—	(391,390)
Class K	—	(139,894,139)	—	(70,391,567)
Decrease in net assets resulting from distributions to shareholders	—	(145,443,708)	—	(72,661,598)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	190,308,768	559,841,937	282,647,609	578,597,758
NET ASSETS
Total increase in net assets	812,593,599	1,257,521,070	660,622,881	977,698,023
Beginning of period	6,241,076,672	4,983,555,602	3,642,794,606	2,665,096,583
End of period	$7,053,670,271	$6,241,076,672	$4,303,417,487	$3,642,794,606

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Index 2065 Fund		BlackRock LifePath® Index 2070 Fund
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 06/30/25 (unaudited)	Period from 09/24/24(a) to 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$11,215,461	$17,495,273	$103,241	$9,460
Net realized gain (loss)	3,077,755	4,655,290	47,279	(4,898)
Net change in unrealized appreciation (depreciation)	92,497,041	84,741,782	879,306	(12,182)
Net increase (decrease) in net assets resulting from operations	106,790,257	106,892,345	1,029,826	(7,620)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	—	(653,979)	—	(947)
Investor A	—	(62,632)	—	(879)
Investor P	—	(190,336)	—	(879)
Class K	—	(16,670,219)	—	(6,722)
Decrease in net assets resulting from distributions to shareholders	—	(17,577,166)	—	(9,427)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	174,820,122	312,695,629	13,036,808	1,159,911
NET ASSETS
Total increase in net assets	281,610,379	402,010,808	14,066,634	1,142,864
Beginning of period	952,167,333	550,156,525	1,142,864	—
End of period	$1,233,777,712	$952,167,333	$15,209,498	$1,142,864

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$13.77	$13.24	$12.20	$14.79	$14.24	$13.05
Net investment income(a)	0.21	0.41	0.34	0.31	0.31	0.26
Net realized and unrealized gain (loss)	0.65	0.53	1.05	(2.57)	0.66	1.30
Net increase (decrease) from investment operations	0.86	0.94	1.39	(2.26)	0.97	1.56
Distributions(b)
From net investment income	—	(0.40)	(0.35)	(0.31)	(0.31)	(0.27)
From net realized gain	—	(0.01)	—	(0.02)	(0.11)	(0.10)
Total distributions	—	(0.41)	(0.35)	(0.33)	(0.42)	(0.37)
Net asset value, end of period	$14.63	$13.77	$13.24	$12.20	$14.79	$14.24
Total Return(c)
Based on net asset value	6.25%(d)	7.09%	11.49%	(15.31)%	6.86%	12.16%
Ratios to Average Net Assets(e)
Total expenses	0.15%(f)	0.15%	0.15%	0.16%	0.17%	0.18%
Total expenses after fees waived and/or reimbursed	0.12%(f)	0.12%	0.11%	0.11%	0.11%	0.11%
Net investment income	2.97%(f)	2.96%	2.67%	2.35%	2.11%	1.98%
Supplemental Data
Net assets, end of period (000)	$492,474	$510,261	$375,484	$380,959	$533,068	$546,055
Portfolio turnover rate	12%(g)	39%(g)	16%(g)	71%(g)	9%(g)	20%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$13.76	$13.23	$12.19	$14.77	$14.22	$13.04
Net investment income(a)	0.19	0.37	0.30	0.27	0.27	0.23
Net realized and unrealized gain (loss)	0.64	0.54	1.05	(2.55)	0.67	1.29
Net increase (decrease) from investment operations	0.83	0.91	1.35	(2.28)	0.94	1.52
Distributions(b)
From net investment income	—	(0.37)	(0.31)	(0.28)	(0.28)	(0.24)
From net realized gain	—	(0.01)	—	(0.02)	(0.11)	(0.10)
Total distributions	—	(0.38)	(0.31)	(0.30)	(0.39)	(0.34)
Net asset value, end of period	$14.59	$13.76	$13.23	$12.19	$14.77	$14.22
Total Return(c)
Based on net asset value	6.03%(d)	6.82%	11.22%	(15.48)%	6.60%	11.81%
Ratios to Average Net Assets(e)
Total expenses	0.40%(f)	0.40%	0.40%	0.41%	0.42%	0.43%
Total expenses after fees waived and/or reimbursed	0.37%(f)	0.37%	0.36%	0.36%	0.36%	0.36%
Net investment income	2.72%(f)	2.68%	2.40%	2.10%	1.85%	1.72%
Supplemental Data
Net assets, end of period (000)	$171,818	$177,458	$148,579	$171,553	$232,876	$256,714
Portfolio turnover rate	12%(g)	39%(g)	16%(g)	71%(g)	9%(g)	20%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)
	Investor P
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$13.74	$13.21	$12.18	$14.76	$14.21	$13.02
Net investment income(a)	0.19	0.36	0.31	0.27	0.27	0.23
Net realized and unrealized gain (loss)	0.65	0.55	1.03	(2.55)	0.67	1.30
Net increase (decrease) from investment operations	0.84	0.91	1.34	(2.28)	0.94	1.53
Distributions(b)
From net investment income	—	(0.37)	(0.31)	(0.28)	(0.28)	(0.24)
From net realized gain	—	(0.01)	—	(0.02)	(0.11)	(0.10)
Total distributions	—	(0.38)	(0.31)	(0.30)	(0.39)	(0.34)
Net asset value, end of period	$14.58	$13.74	$13.21	$12.18	$14.76	$14.21
Total Return(c)
Based on net asset value	6.11%(d)	6.84%	11.15%	(15.49)%	6.61%	11.90%
Ratios to Average Net Assets(e)
Total expenses	0.40%(f)	0.40%	0.40%	0.41%	0.42%	0.43%
Total expenses after fees waived and/or reimbursed	0.37%(f)	0.37%	0.36%	0.36%	0.36%	0.36%
Net investment income	2.73%(f)	2.65%	2.42%	2.11%	1.86%	1.73%
Supplemental Data
Net assets, end of period (000)	$1,906,140	$1,901,534	$1,882,404	$1,912,268	$2,580,045	$2,590,635
Portfolio turnover rate	12%(g)	39%(g)	16%(g)	71%(g)	9%(g)	20%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$13.76	$13.23	$12.20	$14.78	$14.23	$13.04
Net investment income(a)	0.21	0.43	0.35	0.32	0.32	0.27
Net realized and unrealized gain (loss)	0.65	0.52	1.03	(2.56)	0.66	1.30
Net increase (decrease) from investment operations	0.86	0.95	1.38	(2.24)	0.98	1.57
Distributions(b)
From net investment income	—	(0.41)	(0.35)	(0.32)	(0.32)	(0.28)
From net realized gain	—	(0.01)	—	(0.02)	(0.11)	(0.10)
Total distributions	—	(0.42)	(0.35)	(0.34)	(0.43)	(0.38)
Net asset value, end of period	$14.62	$13.76	$13.23	$12.20	$14.78	$14.23
Total Return(c)
Based on net asset value	6.25%(d)	7.15%	11.47%	(15.20)%	6.92%	12.22%
Ratios to Average Net Assets(e)
Total expenses	0.10%(f)	0.10%	0.10%	0.11%	0.12%	0.12%
Total expenses after fees waived and/or reimbursed	0.07%(f)	0.07%	0.06%	0.06%	0.06%	0.06%
Net investment income	3.02%(f)	3.10%	2.73%	2.43%	2.17%	2.03%
Supplemental Data
Net assets, end of period (000)	$10,888,538	$10,870,320	$5,069,289	$4,712,358	$5,739,227	$5,307,443
Portfolio turnover rate	12%(g)	39%(g)	16%(g)	71%(g)	9%(g)	20%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$17.09	$16.08	$14.40	$17.68	$16.30	$14.72
Net investment income(a)	0.25	0.47	0.40	0.35	0.37	0.28
Net realized and unrealized gain (loss)	0.94	1.01	1.68	(3.27)	1.47	1.60
Net increase (decrease) from investment operations	1.19	1.48	2.08	(2.92)	1.84	1.88
Distributions(b)
From net investment income	—	(0.47)	(0.40)	(0.34)	(0.37)	(0.28)
From net realized gain	—	—	—	(0.02)	(0.09)	(0.02)
Total distributions	—	(0.47)	(0.40)	(0.36)	(0.46)	(0.30)
Net asset value, end of period	$18.28	$17.09	$16.08	$14.40	$17.68	$16.30
Total Return(c)
Based on net asset value	6.96%(d)	9.19%	14.58%	(16.49)%	11.35%	13.05%
Ratios to Average Net Assets(e)
Total expenses	0.15%(f)	0.15%	0.15%	0.16%	0.16%	0.16%
Total expenses after fees waived and/or reimbursed	0.12%(f)	0.11%	0.11%	0.11%	0.10%	0.10%
Net investment income	2.84%(f)	2.74%	2.60%	2.26%	2.14%	1.91%
Supplemental Data
Net assets, end of period (000)	$574,669	$568,682	$555,486	$504,974	$661,550	$610,774
Portfolio turnover rate	15%(g)	26%(g)	10%(g)	50%(g)	9%(g)	14%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$17.09	$16.08	$14.40	$17.68	$16.29	$14.72
Net investment income(a)	0.22	0.41	0.35	0.31	0.32	0.24
Net realized and unrealized gain (loss)	0.95	1.02	1.69	(3.27)	1.48	1.60
Net increase (decrease) from investment operations	1.17	1.43	2.04	(2.96)	1.80	1.84
Distributions(b)
From net investment income	—	(0.42)	(0.36)	(0.30)	(0.32)	(0.25)
From net realized gain	—	—	—	(0.02)	(0.09)	(0.02)
Total distributions	—	(0.42)	(0.36)	(0.32)	(0.41)	(0.27)
Net asset value, end of period	$18.26	$17.09	$16.08	$14.40	$17.68	$16.29
Total Return(c)
Based on net asset value	6.85%(d)	8.88%	14.29%	(16.71)%	11.13%	12.70%
Ratios to Average Net Assets(e)
Total expenses	0.40%(f)	0.40%	0.40%	0.41%	0.41%	0.42%
Total expenses after fees waived and/or reimbursed	0.37%(f)	0.36%	0.36%	0.35%	0.35%	0.35%
Net investment income	2.59%(f)	2.43%	2.33%	1.99%	1.85%	1.65%
Supplemental Data
Net assets, end of period (000)	$142,968	$143,638	$175,082	$180,699	$235,293	$251,040
Portfolio turnover rate	15%(g)	26%(g)	10%(g)	50%(g)	9%(g)	14%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)
	Investor P
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$17.07	$16.06	$14.39	$17.66	$16.28	$14.71
Net investment income(a)	0.22	0.42	0.36	0.31	0.32	0.24
Net realized and unrealized gain (loss)	0.95	1.02	1.67	(3.26)	1.47	1.60
Net increase (decrease) from investment operations	1.17	1.44	2.03	(2.95)	1.79	1.84
Distributions(b)
From net investment income	—	(0.43)	(0.36)	(0.30)	(0.32)	(0.25)
From net realized gain	—	—	—	(0.02)	(0.09)	(0.02)
Total distributions	—	(0.43)	(0.36)	(0.32)	(0.41)	(0.27)
Net asset value, end of period	$18.24	$17.07	$16.06	$14.39	$17.66	$16.28
Total Return(c)
Based on net asset value	6.85%(d)	8.93%	14.23%	(16.68)%	11.08%	12.70%
Ratios to Average Net Assets(e)
Total expenses	0.40%(f)	0.40%	0.40%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%(f)	0.36%	0.36%	0.35%	0.35%	0.35%
Net investment income	2.59%(f)	2.49%	2.35%	2.00%	1.88%	1.66%
Supplemental Data
Net assets, end of period (000)	$1,825,731	$1,784,202	$1,791,479	$1,683,132	$2,196,216	$2,104,701
Portfolio turnover rate	15%(g)	26%(g)	10%(g)	50%(g)	9%(g)	14%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$17.07	$16.06	$14.39	$17.66	$16.28	$14.71
Net investment income(a)	0.25	0.48	0.41	0.36	0.38	0.29
Net realized and unrealized gain (loss)	0.95	1.01	1.67	(3.26)	1.47	1.59
Net increase (decrease) from investment operations	1.20	1.49	2.08	(2.90)	1.85	1.88
Distributions(b)
From net investment income	—	(0.48)	(0.41)	(0.35)	(0.38)	(0.29)
From net realized gain	—	—	—	(0.02)	(0.09)	(0.02)
Total distributions	—	(0.48)	(0.41)	(0.37)	(0.47)	(0.31)
Net asset value, end of period	$18.27	$17.07	$16.06	$14.39	$17.66	$16.28
Total Return(c)
Based on net asset value	7.03%(d)	9.26%	14.57%	(16.41)%	11.42%	13.05%
Ratios to Average Net Assets(e)
Total expenses	0.10%(f)	0.10%	0.10%	0.11%	0.11%	0.11%
Total expenses after fees waived and/or reimbursed	0.07%(f)	0.06%	0.06%	0.06%	0.05%	0.05%
Net investment income	2.89%(f)	2.80%	2.67%	2.34%	2.22%	1.97%
Supplemental Data
Net assets, end of period (000)	$10,680,913	$10,115,904	$9,328,904	$7,701,495	$8,345,340	$6,511,647
Portfolio turnover rate	15%(g)	26%(g)	10%(g)	50%(g)	9%(g)	14%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$18.89	$17.46	$15.36	$18.96	$17.07	$15.33
Net investment income(a)	0.25	0.48	0.41	0.36	0.40	0.28
Net realized and unrealized gain (loss)	1.21	1.43	2.10	(3.59)	1.94	1.76
Net increase (decrease) from investment operations	1.46	1.91	2.51	(3.23)	2.34	2.04
Distributions(b)
From net investment income	—	(0.48)	(0.41)	(0.35)	(0.39)	(0.28)
From net realized gain	—	—	—	(0.02)	(0.06)	(0.02)
Total distributions	—	(0.48)	(0.41)	(0.37)	(0.45)	(0.30)
Net asset value, end of period	$20.35	$18.89	$17.46	$15.36	$18.96	$17.07
Total Return(c)
Based on net asset value	7.73%(d)	10.91%	16.51%	(17.06)%	13.78%	13.58%
Ratios to Average Net Assets(e)
Total expenses	0.15%(f)	0.15%	0.16%	0.16%	0.16%	0.16%
Total expenses after fees waived and/or reimbursed	0.12%(f)	0.11%	0.11%	0.10%	0.10%	0.10%
Net investment income	2.67%(f)	2.60%	2.53%	2.18%	2.17%	1.89%
Supplemental Data
Net assets, end of period (000)	$220,493	$226,250	$210,653	$176,179	$197,919	$164,602
Portfolio turnover rate	13%(g)	20%(g)	8%(g)	39%(g)	9%(g)	10%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$18.86	$17.42	$15.32	$18.91	$17.03	$15.29
Net investment income(a)	0.23	0.41	0.37	0.31	0.34	0.25
Net realized and unrealized gain (loss)	1.19	1.45	2.10	(3.57)	1.94	1.76
Net increase (decrease) from investment operations	1.42	1.86	2.47	(3.26)	2.28	2.01
Distributions(b)
From net investment income	—	(0.42)	(0.37)	(0.31)	(0.34)	(0.25)
From net realized gain	—	—	—	(0.02)	(0.06)	(0.02)
Total distributions	—	(0.42)	(0.37)	(0.33)	(0.40)	(0.27)
Net asset value, end of period	$20.28	$18.86	$17.42	$15.32	$18.91	$17.03
Total Return(c)
Based on net asset value	7.53%(d)	10.63%	16.26%	(17.27)%	13.46%	13.34%
Ratios to Average Net Assets(e)
Total expenses	0.40%(f)	0.40%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%(f)	0.36%	0.36%	0.35%	0.35%	0.35%
Net investment income	2.40%(f)	2.20%	2.26%	1.91%	1.83%	1.64%
Supplemental Data
Net assets, end of period (000)	$85,673	$85,774	$128,043	$119,861	$154,072	$168,305
Portfolio turnover rate	13%(g)	20%(g)	8%(g)	39%(g)	9%(g)	10%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)
	Investor P
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$18.79	$17.38	$15.28	$18.88	$17.00	$15.27
Net investment income(a)	0.23	0.44	0.38	0.32	0.37	0.26
Net realized and unrealized gain (loss)	1.19	1.41	2.09	(3.59)	1.92	1.74
Net increase (decrease) from investment operations	1.42	1.85	2.47	(3.27)	2.29	2.00
Distributions(b)
From net investment income	—	(0.44)	(0.37)	(0.31)	(0.35)	(0.25)
From net realized gain	—	—	—	(0.02)	(0.06)	(0.02)
Total distributions	—	(0.44)	(0.37)	(0.33)	(0.41)	(0.27)
Net asset value, end of period	$20.21	$18.79	$17.38	$15.28	$18.88	$17.00
Total Return(c)
Based on net asset value	7.56%(d)	10.61%	16.31%	(17.34)%	13.52%	13.32%
Ratios to Average Net Assets(e)
Total expenses	0.40%(f)	0.40%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%(f)	0.36%	0.36%	0.35%	0.35%	0.35%
Net investment income	2.43%(f)	2.39%	2.30%	1.95%	2.02%	1.72%
Supplemental Data
Net assets, end of period (000)	$77,628	$69,602	$52,819	$41,439	$42,291	$24,416
Portfolio turnover rate	13%(g)	20%(g)	8%(g)	39%(g)	9%(g)	10%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$18.87	$17.44	$15.34	$18.95	$17.06	$15.31
Net investment income(a)	0.26	0.50	0.42	0.37	0.41	0.30
Net realized and unrealized gain (loss)	1.20	1.42	2.10	(3.60)	1.94	1.76
Net increase (decrease) from investment operations	1.46	1.92	2.52	(3.23)	2.35	2.06
Distributions(b)
From net investment income	—	(0.49)	(0.42)	(0.36)	(0.40)	(0.29)
From net realized gain	—	—	—	(0.02)	(0.06)	(0.02)
Total distributions	—	(0.49)	(0.42)	(0.38)	(0.46)	(0.31)
Net asset value, end of period	$20.33	$18.87	$17.44	$15.34	$18.95	$17.06
Total Return(c)
Based on net asset value	7.74%(d)	10.98%	16.59%	(17.07)%	13.84%	13.72%
Ratios to Average Net Assets(e)
Total expenses	0.10%(f)	0.10%	0.11%	0.11%	0.11%	0.11%
Total expenses after fees waived and/or reimbursed	0.07%(f)	0.06%	0.06%	0.05%	0.05%	0.05%
Net investment income	2.73%(f)	2.67%	2.60%	2.24%	2.24%	1.97%
Supplemental Data
Net assets, end of period (000)	$10,518,735	$9,706,419	$8,391,419	$6,457,504	$6,914,380	$5,157,576
Portfolio turnover rate	13%(g)	20%(g)	8%(g)	39%(g)	9%(g)	10%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$20.44	$18.61	$16.08	$19.99	$17.66	$15.78
Net investment income(a)	0.25	0.49	0.42	0.35	0.41	0.29
Net realized and unrealized gain (loss)	1.46	1.86	2.53	(3.89)	2.40	1.89
Net increase (decrease) from investment operations	1.71	2.35	2.95	(3.54)	2.81	2.18
Distributions(b)
From net investment income	—	(0.50)	(0.42)	(0.35)	(0.41)	(0.29)
From net realized gain	—	(0.02)	—	(0.02)	(0.07)	(0.01)
Total distributions	—	(0.52)	(0.42)	(0.37)	(0.48)	(0.30)
Net asset value, end of period	$22.15	$20.44	$18.61	$16.08	$19.99	$17.66
Total Return(c)
Based on net asset value	8.37%(d)	12.61%	18.52%	(17.70)%	15.99%	14.04%
Ratios to Average Net Assets(e)
Total expenses	0.16%(f)	0.16%	0.16%	0.16%	0.16%	0.16%
Total expenses after fees waived and/or reimbursed	0.11%(f)	0.11%	0.11%	0.10%	0.10%	0.10%
Net investment income	2.46%(f)	2.45%	2.44%	2.05%	2.14%	1.87%
Supplemental Data
Net assets, end of period (000)	$778,886	$742,895	$707,256	$592,121	$733,350	$646,477
Portfolio turnover rate	11%(g)	21%(g)	7%(g)	29%(g)	7%(g)	9%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$20.41	$18.57	$16.05	$19.95	$17.63	$15.75
Net investment income(a)	0.23	0.42	0.38	0.30	0.35	0.25
Net realized and unrealized gain (loss)	1.44	1.88	2.52	(3.88)	2.40	1.89
Net increase (decrease) from investment operations	1.67	2.30	2.90	(3.58)	2.75	2.14
Distributions(b)
From net investment income	—	(0.44)	(0.38)	(0.30)	(0.36)	(0.25)
From net realized gain	—	(0.02)	—	(0.02)	(0.07)	(0.01)
Total distributions	—	(0.46)	(0.38)	(0.32)	(0.43)	(0.26)
Net asset value, end of period	$22.08	$20.41	$18.57	$16.05	$19.95	$17.63
Total Return(c)
Based on net asset value	8.18%(d)	12.38%	18.20%	(17.90)%	15.67%	13.78%
Ratios to Average Net Assets(e)
Total expenses	0.41%(f)	0.41%	0.41%	0.41%	0.41%	0.42%
Total expenses after fees waived and/or reimbursed	0.36%(f)	0.36%	0.36%	0.35%	0.35%	0.35%
Net investment income	2.22%(f)	2.10%	2.17%	1.77%	1.84%	1.61%
Supplemental Data
Net assets, end of period (000)	$131,151	$122,201	$147,637	$138,977	$179,444	$176,175
Portfolio turnover rate	11%(g)	21%(g)	7%(g)	29%(g)	7%(g)	9%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)
	Investor P
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$20.38	$18.56	$16.04	$19.94	$17.61	$15.74
Net investment income(a)	0.23	0.44	0.38	0.31	0.36	0.25
Net realized and unrealized gain (loss)	1.44	1.85	2.52	(3.89)	2.40	1.88
Net increase (decrease) from investment operations	1.67	2.29	2.90	(3.58)	2.76	2.13
Distributions(b)
From net investment income	—	(0.45)	(0.38)	(0.30)	(0.36)	(0.25)
From net realized gain	—	(0.02)	—	(0.02)	(0.07)	(0.01)
Total distributions	—	(0.47)	(0.38)	(0.32)	(0.43)	(0.26)
Net asset value, end of period	$22.05	$20.38	$18.56	$16.04	$19.94	$17.61
Total Return(c)
Based on net asset value	8.19%(d)	12.31%	18.21%	(17.91)%	15.75%	13.73%
Ratios to Average Net Assets(e)
Total expenses	0.41%(f)	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.36%(f)	0.36%	0.36%	0.35%	0.35%	0.35%
Net investment income	2.21%(f)	2.20%	2.18%	1.79%	1.89%	1.62%
Supplemental Data
Net assets, end of period (000)	$1,753,099	$1,671,959	$1,580,926	$1,411,638	$1,794,746	$1,621,834
Portfolio turnover rate	11%(g)	21%(g)	7%(g)	29%(g)	7%(g)	9%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$20.44	$18.61	$16.08	$19.99	$17.66	$15.78
Net investment income(a)	0.26	0.51	0.43	0.36	0.43	0.30
Net realized and unrealized gain (loss)	1.45	1.85	2.53	(3.90)	2.39	1.88
Net increase (decrease) from investment operations	1.71	2.36	2.96	(3.54)	2.82	2.18
Distributions(b)
From net investment income	—	(0.51)	(0.43)	(0.35)	(0.42)	(0.29)
From net realized gain	—	(0.02)	—	(0.02)	(0.07)	(0.01)
Total distributions	—	(0.53)	(0.43)	(0.37)	(0.49)	(0.30)
Net asset value, end of period	$22.15	$20.44	$18.61	$16.08	$19.99	$17.66
Total Return(c)
Based on net asset value	8.37%(d)	12.66%	18.58%	(17.65)%	16.05%	14.10%
Ratios to Average Net Assets(e)
Total expenses	0.11%(f)	0.11%	0.11%	0.11%	0.11%	0.11%
Total expenses after fees waived and/or reimbursed	0.06%(f)	0.06%	0.06%	0.05%	0.05%	0.05%
Net investment income	2.52%(f)	2.52%	2.51%	2.13%	2.23%	1.95%
Supplemental Data
Net assets, end of period (000)	$11,033,930	$10,179,794	$8,810,783	$6,694,192	$7,084,966	$5,352,212
Portfolio turnover rate	11%(g)	21%(g)	7%(g)	29%(g)	7%(g)	9%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$22.19	$19.85	$16.89	$21.04	$18.29	$16.25
Net investment income(a)	0.25	0.50	0.43	0.35	0.43	0.29
Net realized and unrealized gain (loss)	1.69	2.34	2.96	(4.16)	2.81	2.05
Net increase (decrease) from investment operations	1.94	2.84	3.39	(3.81)	3.24	2.34
Distributions(b)
From net investment income	—	(0.50)	(0.43)	(0.34)	(0.43)	(0.29)
From net realized gain	—	—	—	(0.00)(c)	(0.06)	(0.01)
Total distributions	—	(0.50)	(0.43)	(0.34)	(0.49)	(0.30)
Net asset value, end of period	$24.13	$22.19	$19.85	$16.89	$21.04	$18.29
Total Return(d)
Based on net asset value	8.74%(e)	14.26%	20.24%	(18.10)%	17.76%	14.67%
Ratios to Average Net Assets(f)
Total expenses	0.16%(g)	0.16%	0.16%	0.16%	0.16%	0.16%
Total expenses after fees waived and/or reimbursed	0.12%(g)	0.11%	0.11%	0.10%	0.10%	0.10%
Net investment income	2.25%(g)	2.32%	2.35%	1.94%	2.16%	1.87%
Supplemental Data
Net assets, end of period (000)	$190,652	$191,214	$171,849	$146,616	$159,947	$132,688
Portfolio turnover rate	11%(h)	18%(h)	6%(h)	16%(h)	7%(h)	7%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$22.15	$19.80	$16.85	$20.99	$18.25	$16.22
Net investment income(a)	0.22	0.40	0.39	0.30	0.36	0.25
Net realized and unrealized gain (loss)	1.69	2.38	2.95	(4.15)	2.81	2.04
Net increase (decrease) from investment operations	1.91	2.78	3.34	(3.85)	3.17	2.29
Distributions(b)
From net investment income	—	(0.43)	(0.39)	(0.29)	(0.37)	(0.25)
From net realized gain	—	—	—	(0.00)(c)	(0.06)	(0.01)
Total distributions	—	(0.43)	(0.39)	(0.29)	(0.43)	(0.26)
Net asset value, end of period	$24.06	$22.15	$19.80	$16.85	$20.99	$18.25
Total Return(d)
Based on net asset value	8.62%(e)	13.98%	19.93%	(18.31)%	17.44%	14.35%
Ratios to Average Net Assets(f)
Total expenses	0.41%(g)	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%(g)	0.36%	0.36%	0.35%	0.35%	0.35%
Net investment income	1.97%(g)	1.87%	2.11%	1.68%	1.81%	1.62%
Supplemental Data
Net assets, end of period (000)	$83,551	$79,259	$115,975	$102,379	$121,865	$129,106
Portfolio turnover rate	11%(h)	18%(h)	6%(h)	16%(h)	7%(h)	7%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)
	Investor P
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$22.08	$19.76	$16.81	$20.95	$18.22	$16.20
Net investment income(a)	0.23	0.46	0.40	0.31	0.40	0.28
Net realized and unrealized gain (loss)	1.68	2.31	2.94	(4.15)	2.77	2.01
Net increase (decrease) from investment operations	1.91	2.77	3.34	(3.84)	3.17	2.29
Distributions(b)
From net investment income	—	(0.45)	(0.39)	(0.30)	(0.38)	(0.26)
From net realized gain	—	—	—	(0.00)(c)	(0.06)	(0.01)
Total distributions	—	(0.45)	(0.39)	(0.30)	(0.44)	(0.27)
Net asset value, end of period	$23.99	$22.08	$19.76	$16.81	$20.95	$18.22
Total Return(d)
Based on net asset value	8.65%(e)	13.98%	20.00%	(18.33)%	17.44%	14.34%
Ratios to Average Net Assets(f)
Total expenses	0.41%(g)	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%(g)	0.36%	0.36%	0.35%	0.35%	0.35%
Net investment income	2.06%(g)	2.12%	2.19%	1.75%	1.98%	1.75%
Supplemental Data
Net assets, end of period (000)	$39,211	$31,232	$23,549	$14,413	$12,722	$8,154
Portfolio turnover rate	11%(h)	18%(h)	6%(h)	16%(h)	7%(h)	7%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$22.21	$19.86	$16.90	$21.05	$18.30	$16.27
Net investment income(a)	0.26	0.52	0.45	0.36	0.45	0.31
Net realized and unrealized gain (loss)	1.69	2.34	2.95	(4.16)	2.80	2.03
Net increase (decrease) from investment operations	1.95	2.86	3.40	(3.80)	3.25	2.34
Distributions(b)
From net investment income	—	(0.51)	(0.44)	(0.35)	(0.44)	(0.30)
From net realized gain	—	—	—	(0.00)(c)	(0.06)	(0.01)
Total distributions	—	(0.51)	(0.44)	(0.35)	(0.50)	(0.31)
Net asset value, end of period	$24.16	$22.21	$19.86	$16.90	$21.05	$18.30
Total Return(d)
Based on net asset value	8.78%(e)	14.36%	20.29%	(18.05)%	17.81%	14.64%
Ratios to Average Net Assets(f)
Total expenses	0.11%(g)	0.11%	0.11%	0.11%	0.11%	0.11%
Total expenses after fees waived and/or reimbursed	0.07%(g)	0.06%	0.06%	0.05%	0.05%	0.05%
Net investment income	2.30%(g)	2.40%	2.44%	1.99%	2.24%	1.96%
Supplemental Data
Net assets, end of period (000)	$9,467,400	$8,679,973	$7,152,354	$5,170,776	$5,476,173	$3,948,559
Portfolio turnover rate	11%(h)	18%(h)	6%(h)	16%(h)	7%(h)	7%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$23.24	$20.59	$17.36	$21.69	$18.68	$16.55
Net investment income(a)	0.25	0.50	0.43	0.34	0.44	0.30
Net realized and unrealized gain (loss)	1.93	2.72	3.23	(4.32)	3.04	2.13
Net increase (decrease) from investment operations	2.18	3.22	3.66	(3.98)	3.48	2.43
Distributions(b)
From net investment income	—	(0.50)	(0.43)	(0.32)	(0.43)	(0.29)
From net realized gain	—	(0.07)	—	(0.03)	(0.04)	(0.01)
Total distributions	—	(0.57)	(0.43)	(0.35)	(0.47)	(0.30)
Net asset value, end of period	$25.42	$23.24	$20.59	$17.36	$21.69	$18.68
Total Return(c)
Based on net asset value	9.38%(d)	15.59%	21.23%	(18.32)%	18.69%	14.98%
Ratios to Average Net Assets(e)
Total expenses	0.16%(f)	0.16%	0.16%	0.16%	0.16%	0.16%
Total expenses after fees waived and/or reimbursed	0.12%(f)	0.11%	0.11%	0.10%	0.10%	0.10%
Net investment income	2.10%(f)	2.20%	2.28%	1.82%	2.14%	1.88%
Supplemental Data
Net assets, end of period (000)	$190,718	$194,422	$174,129	$132,970	$161,630	$132,633
Portfolio turnover rate	9%(g)	16%(g)	5%(g)	11%(g)	6%(g)	6%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$23.19	$20.54	$17.31	$21.63	$18.63	$16.51
Net investment income(a)	0.21	0.41	0.38	0.29	0.37	0.26
Net realized and unrealized gain (loss)	1.93	2.74	3.23	(4.30)	3.04	2.12
Net increase (decrease) from investment operations	2.14	3.15	3.61	(4.01)	3.41	2.38
Distributions(b)
From net investment income	—	(0.43)	(0.38)	(0.28)	(0.37)	(0.25)
From net realized gain	—	(0.07)	—	(0.03)	(0.04)	(0.01)
Total distributions	—	(0.50)	(0.38)	(0.31)	(0.41)	(0.26)
Net asset value, end of period	$25.33	$23.19	$20.54	$17.31	$21.63	$18.63
Total Return(c)
Based on net asset value	9.23%(d)	15.30%	21.00%	(18.54)%	18.38%	14.67%
Ratios to Average Net Assets(e)
Total expenses	0.41%(f)	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%(f)	0.36%	0.36%	0.35%	0.35%	0.35%
Net investment income	1.83%(f)	1.81%	2.02%	1.56%	1.81%	1.62%
Supplemental Data
Net assets, end of period (000)	$101,430	$94,463	$117,251	$102,124	$119,705	$112,240
Portfolio turnover rate	9%(g)	16%(g)	5%(g)	11%(g)	6%(g)	6%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)
	Investor P
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$23.15	$20.52	$17.30	$21.61	$18.62	$16.50
Net investment income(a)	0.21	0.44	0.38	0.29	0.38	0.26
Net realized and unrealized gain (loss)	1.93	2.70	3.22	(4.29)	3.02	2.12
Net increase (decrease) from investment operations	2.14	3.14	3.60	(4.00)	3.40	2.38
Distributions(b)
From net investment income	—	(0.44)	(0.38)	(0.28)	(0.37)	(0.25)
From net realized gain	—	(0.07)	—	(0.03)	(0.04)	(0.01)
Total distributions	—	(0.51)	(0.38)	(0.31)	(0.41)	(0.26)
Net asset value, end of period	$25.29	$23.15	$20.52	$17.30	$21.61	$18.62
Total Return(c)
Based on net asset value	9.24%(d)	15.27%	20.95%	(18.51)%	18.35%	14.67%
Ratios to Average Net Assets(e)
Total expenses	0.41%(f)	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%(f)	0.36%	0.36%	0.35%	0.35%	0.35%
Net investment income	1.84%(f)	1.96%	2.02%	1.55%	1.87%	1.62%
Supplemental Data
Net assets, end of period (000)	$661,712	$618,190	$557,747	$470,795	$592,827	$522,176
Portfolio turnover rate	9%(g)	16%(g)	5%(g)	11%(g)	6%(g)	6%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$23.24	$20.59	$17.35	$21.69	$18.68	$16.55
Net investment income(a)	0.25	0.52	0.45	0.35	0.46	0.31
Net realized and unrealized gain (loss)	1.93	2.71	3.23	(4.33)	3.03	2.13
Net increase (decrease) from investment operations	2.18	3.23	3.68	(3.98)	3.49	2.44
Distributions(b)
From net investment income	—	(0.51)	(0.44)	(0.33)	(0.44)	(0.30)
From net realized gain	—	(0.07)	—	(0.03)	(0.04)	(0.01)
Total distributions	—	(0.58)	(0.44)	(0.36)	(0.48)	(0.31)
Net asset value, end of period	$25.42	$23.24	$20.59	$17.35	$21.69	$18.68
Total Return(c)
Based on net asset value	9.38%(d)	15.65%	21.36%	(18.33)%	18.75%	15.04%
Ratios to Average Net Assets(e)
Total expenses	0.11%(f)	0.11%	0.11%	0.11%	0.11%	0.11%
Total expenses after fees waived and/or reimbursed	0.07%(f)	0.06%	0.06%	0.05%	0.05%	0.05%
Net investment income	2.16%(f)	2.28%	2.35%	1.88%	2.23%	1.97%
Supplemental Data
Net assets, end of period (000)	$9,400,709	$8,488,530	$6,946,353	$4,892,212	$4,988,085	$3,567,402
Portfolio turnover rate	9%(g)	16%(g)	5%(g)	11%(g)	6%(g)	6%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$24.07	$21.19	$17.80	$22.24	$19.12	$16.93
Net investment income(a)	0.24	0.50	0.44	0.34	0.46	0.31
Net realized and unrealized gain (loss)	2.10	2.94	3.38	(4.43)	3.11	2.19
Net increase (decrease) from investment operations	2.34	3.44	3.82	(4.09)	3.57	2.50
Distributions(b)
From net investment income	—	(0.49)	(0.43)	(0.33)	(0.43)	(0.30)
From net realized gain	—	(0.07)	—	(0.02)	(0.02)	(0.01)
Total distributions	—	(0.56)	(0.43)	(0.35)	(0.45)	(0.31)
Net asset value, end of period	$26.41	$24.07	$21.19	$17.80	$22.24	$19.12
Total Return(c)
Based on net asset value	9.72%(d)	16.18%	21.61%	(18.38)%	18.76%	15.03%
Ratios to Average Net Assets(e)
Total expenses	0.16%(f)	0.16%	0.16%	0.16%	0.16%	0.16%
Total expenses after fees waived and/or reimbursed	0.12%(f)	0.11%	0.11%	0.10%	0.10%	0.09%
Net investment income	1.98%(f)	2.13%	2.25%	1.79%	2.15%	1.89%
Supplemental Data
Net assets, end of period (000)	$148,135	$166,215	$144,447	$111,511	$114,774	$89,290
Portfolio turnover rate	8%(g)	13%(g)	4%(g)	10%(g)	6%(g)	6%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$24.02	$21.14	$17.76	$22.19	$19.07	$16.89
Net investment income(a)	0.21	0.40	0.39	0.29	0.38	0.26
Net realized and unrealized gain (loss)	2.09	2.97	3.37	(4.42)	3.14	2.19
Net increase (decrease) from investment operations	2.30	3.37	3.76	(4.13)	3.52	2.45
Distributions(b)
From net investment income	—	(0.42)	(0.38)	(0.28)	(0.38)	(0.26)
From net realized gain	—	(0.07)	—	(0.02)	(0.02)	(0.01)
Total distributions	—	(0.49)	(0.38)	(0.30)	(0.40)	(0.27)
Net asset value, end of period	$26.32	$24.02	$21.14	$17.76	$22.19	$19.07
Total Return(c)
Based on net asset value	9.58%(d)	15.90%	21.31%	(18.59)%	18.51%	14.72%
Ratios to Average Net Assets(e)
Total expenses	0.41%(f)	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%(f)	0.36%	0.36%	0.35%	0.35%	0.34%
Net investment income	1.75%(f)	1.74%	1.98%	1.53%	1.82%	1.61%
Supplemental Data
Net assets, end of period (000)	$78,149	$71,246	$85,659	$72,842	$84,965	$78,100
Portfolio turnover rate	8%(g)	13%(g)	4%(g)	10%(g)	6%(g)	6%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)
	Investor P
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$23.96	$21.10	$17.74	$22.16	$19.05	$16.88
Net investment income(a)	0.22	0.45	0.39	0.29	0.42	0.28
Net realized and unrealized gain (loss)	2.08	2.92	3.36	(4.41)	3.09	2.16
Net increase (decrease) from investment operations	2.30	3.37	3.75	(4.12)	3.51	2.44
Distributions(b)
From net investment income	—	(0.44)	(0.39)	(0.28)	(0.38)	(0.26)
From net realized gain	—	(0.07)	—	(0.02)	(0.02)	(0.01)
Total distributions	—	(0.51)	(0.39)	(0.30)	(0.40)	(0.27)
Net asset value, end of period	$26.26	$23.96	$21.10	$17.74	$22.16	$19.05
Total Return(c)
Based on net asset value	9.60%(d)	15.93%	21.23%	(18.55)%	18.50%	14.69%
Ratios to Average Net Assets(e)
Total expenses	0.41%(f)	0.41%	0.41%	0.41%	0.41%	0.42%
Total expenses after fees waived and/or reimbursed	0.37%(f)	0.36%	0.36%	0.35%	0.35%	0.34%
Net investment income	1.82%(f)	1.95%	2.01%	1.56%	1.97%	1.74%
Supplemental Data
Net assets, end of period (000)	$21,535	$17,151	$11,623	$7,427	$6,407	$3,826
Portfolio turnover rate	8%(g)	13%(g)	4%(g)	10%(g)	6%(g)	6%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$24.08	$21.19	$17.81	$22.25	$19.12	$16.94
Net investment income(a)	0.25	0.52	0.45	0.35	0.48	0.32
Net realized and unrealized gain (loss)	2.09	2.95	3.37	(4.44)	3.11	2.18
Net increase (decrease) from investment operations	2.34	3.47	3.82	(4.09)	3.59	2.50
Distributions(b)
From net investment income	—	(0.51)	(0.44)	(0.33)	(0.44)	(0.31)
From net realized gain	—	(0.07)	—	(0.02)	(0.02)	(0.01)
Total distributions	—	(0.58)	(0.44)	(0.35)	(0.46)	(0.32)
Net asset value, end of period	$26.42	$24.08	$21.19	$17.81	$22.25	$19.12
Total Return(c)
Based on net asset value	9.72%(d)	16.29%	21.60%	(18.33)%	18.87%	15.02%
Ratios to Average Net Assets(e)
Total expenses	0.11%(f)	0.11%	0.11%	0.11%	0.11%	0.11%
Total expenses after fees waived and/or reimbursed	0.07%(f)	0.06%	0.06%	0.05%	0.05%	0.04%
Net investment income	2.08%(f)	2.21%	2.32%	1.85%	2.24%	1.98%
Supplemental Data
Net assets, end of period (000)	$6,805,851	$5,986,465	$4,741,826	$3,178,027	$3,128,153	$2,124,200
Portfolio turnover rate	8%(g)	13%(g)	4%(g)	10%(g)	6%(g)	6%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$21.56	$18.91	$15.88	$19.82	$17.02	$15.06
Net investment income(a)	0.22	0.45	0.40	0.31	0.42	0.29
Net realized and unrealized gain (loss)	1.88	2.63	3.01	(3.96)	2.77	1.93
Net increase (decrease) from investment operations	2.10	3.08	3.41	(3.65)	3.19	2.22
Distributions from net investment income(b)	—	(0.43)	(0.38)	(0.29)	(0.39)	(0.26)
Net asset value, end of period	$23.66	$21.56	$18.91	$15.88	$19.82	$17.02
Total Return(c)
Based on net asset value	9.74%(d)	16.24%	21.61%	(18.42)%	18.81%	15.02%
Ratios to Average Net Assets(e)
Total expenses	0.16%(f)	0.16%	0.16%	0.16%	0.16%	0.18%
Total expenses after fees waived and/or reimbursed	0.12%(f)	0.11%	0.11%	0.10%	0.10%	0.09%
Net investment income	2.05%(f)	2.16%	2.28%	1.81%	2.23%	1.96%
Supplemental Data
Net assets, end of period (000)	$88,396	$76,560	$58,804	$37,045	$38,667	$22,343
Portfolio turnover rate	6%(g)	12%(g)	3%(g)	9%(g)	6%(g)	6%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$21.52	$18.87	$15.85	$19.77	$16.98	$15.03
Net investment income(a)	0.18	0.36	0.35	0.25	0.35	0.25
Net realized and unrealized gain (loss)	1.88	2.65	3.01	(3.93)	2.78	1.93
Net increase (decrease) from investment operations	2.06	3.01	3.36	(3.68)	3.13	2.18
Distributions from net investment income(b)	—	(0.36)	(0.34)	(0.24)	(0.34)	(0.23)
Net asset value, end of period	$23.58	$21.52	$18.87	$15.85	$19.77	$16.98
Total Return(c)
Based on net asset value	9.57%(d)	15.94%	21.30%	(18.58)%	18.50%	14.71%
Ratios to Average Net Assets(e)
Total expenses	0.41%(f)	0.41%	0.41%	0.41%	0.41%	0.44%
Total expenses after fees waived and/or reimbursed	0.37%(f)	0.36%	0.36%	0.35%	0.35%	0.34%
Net investment income	1.68%(f)	1.74%	2.02%	1.50%	1.88%	1.71%
Supplemental Data
Net assets, end of period (000)	$24,124	$23,584	$27,943	$18,405	$20,045	$14,564
Portfolio turnover rate	6%(g)	12%(g)	3%(g)	9%(g)	6%(g)	6%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)
	Investor P
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$21.48	$18.85	$15.84	$19.76	$16.97	$15.03
Net investment income(a)	0.20	0.40	0.35	0.26	0.38	0.25
Net realized and unrealized gain (loss)	1.86	2.61	3.00	(3.93)	2.75	1.92
Net increase (decrease) from investment operations	2.06	3.01	3.35	(3.67)	3.13	2.17
Distributions from net investment income(b)	—	(0.38)	(0.34)	(0.25)	(0.34)	(0.23)
Net asset value, end of period	$23.54	$21.48	$18.85	$15.84	$19.76	$16.97
Total Return(c)
Based on net asset value	9.59%(d)	15.94%	21.26%	(18.57)%	18.53%	14.65%
Ratios to Average Net Assets(e)
Total expenses	0.41%(f)	0.41%	0.41%	0.41%	0.41%	0.44%
Total expenses after fees waived and/or reimbursed	0.37%(f)	0.36%	0.36%	0.35%	0.35%	0.34%
Net investment income	1.81%(f)	1.95%	2.04%	1.57%	1.99%	1.74%
Supplemental Data
Net assets, end of period (000)	$27,184	$22,498	$15,926	$9,663	$7,993	$4,675
Portfolio turnover rate	6%(g)	12%(g)	3%(g)	9%(g)	6%(g)	6%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$21.57	$18.92	$15.89	$19.82	$17.03	$15.07
Net investment income(a)	0.23	0.47	0.41	0.31	0.43	0.29
Net realized and unrealized gain (loss)	1.87	2.62	3.01	(3.94)	2.76	1.94
Net increase (decrease) from investment operations	2.10	3.09	3.42	(3.63)	3.19	2.23
Distributions from net investment income(b)	—	(0.44)	(0.39)	(0.30)	(0.40)	(0.27)
Net asset value, end of period	$23.67	$21.57	$18.92	$15.89	$19.82	$17.03
Total Return(c)
Based on net asset value	9.74%(d)	16.29%	21.66%	(18.32)%	18.80%	15.06%
Ratios to Average Net Assets(e)
Total expenses	0.11%(f)	0.11%	0.11%	0.11%	0.11%	0.13%
Total expenses after fees waived and/or reimbursed	0.07%(f)	0.06%	0.06%	0.05%	0.05%	0.04%
Net investment income	2.09%(f)	2.23%	2.35%	1.87%	2.28%	2.02%
Supplemental Data
Net assets, end of period (000)	$4,163,714	$3,520,153	$2,562,424	$1,524,706	$1,283,329	$769,397
Portfolio turnover rate	6%(g)	12%(g)	3%(g)	9%(g)	6%(g)	6%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$15.17	$13.29	$11.16	$13.90	$11.92	$10.48
Net investment income(a)	0.16	0.33	0.29	0.22	0.33	0.23
Net realized and unrealized gain (loss)	1.32	1.83	2.10	(2.77)	1.90	1.36
Net increase (decrease) from investment operations	1.48	2.16	2.39	(2.55)	2.23	1.59
Distributions from net investment income(b)	—	(0.28)	(0.26)	(0.19)	(0.25)	(0.15)
Net asset value, end of period	$16.65	$15.17	$13.29	$11.16	$13.90	$11.92
Total Return(c)
Based on net asset value	9.76%(d)	16.22%	21.57%	(18.30)%	18.74%	15.43%
Ratios to Average Net Assets(e)
Total expenses	0.16%(f)	0.16%	0.17%	0.17%	0.21%	0.50%
Total expenses after fees waived and/or reimbursed	0.12%(f)	0.11%	0.11%	0.10%	0.09%	0.08%
Net investment income	2.10%(f)	2.26%	2.37%	1.89%	2.50%	2.23%
Supplemental Data
Net assets, end of period (000)	$47,198	$36,228	$20,102	$10,487	$6,545	$1,360
Portfolio turnover rate	6%(g)	10%(g)	3%(g)	8%(g)	9%(g)	48%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$15.16	$13.28	$11.15	$13.90	$11.92	$10.48
Net investment income(a)	0.14	0.28	0.27	0.19	0.28	0.22
Net realized and unrealized gain (loss)	1.31	1.85	2.10	(2.77)	1.92	1.35
Net increase (decrease) from investment operations	1.45	2.13	2.37	(2.58)	2.20	1.57
Distributions from net investment income(b)	—	(0.25)	(0.24)	(0.17)	(0.22)	(0.13)
Net asset value, end of period	$16.61	$15.16	$13.28	$11.15	$13.90	$11.92
Total Return(c)
Based on net asset value	9.56%(d)	15.97%	21.33%	(18.56)%	18.48%	15.14%
Ratios to Average Net Assets(e)
Total expenses	0.41%(f)	0.41%	0.42%	0.42%	0.46%	2.02%
Total expenses after fees waived and/or reimbursed	0.37%(f)	0.36%	0.36%	0.35%	0.34%	0.34%
Net investment income	1.89%(f)	1.93%	2.24%	1.61%	2.08%	2.10%
Supplemental Data
Net assets, end of period (000)	$5,881	$4,090	$2,930	$1,068	$523	$123
Portfolio turnover rate	6%(g)	10%(g)	3%(g)	8%(g)	9%(g)	48%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)
	Investor P
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$15.15	$13.27	$11.15	$13.89	$11.91	$10.48
Net investment income(a)	0.14	0.29	0.25	0.19	0.36	0.20
Net realized and unrealized gain (loss)	1.31	1.84	2.10	(2.76)	1.84	1.36
Net increase (decrease) from investment operations	1.45	2.13	2.35	(2.57)	2.20	1.56
Distributions from net investment income(b)	—	(0.25)	(0.23)	(0.17)	(0.22)	(0.13)
Net asset value, end of period	$16.60	$15.15	$13.27	$11.15	$13.89	$11.91
Total Return(c)
Based on net asset value	9.57%(d)	16.01%	21.21%	(18.51)%	18.52%	15.12%
Ratios to Average Net Assets(e)
Total expenses	0.41%(f)	0.41%	0.42%	0.42%	0.46%	1.00%
Total expenses after fees waived and/or reimbursed	0.37%(f)	0.36%	0.36%	0.35%	0.34%	0.33%
Net investment income	1.81%(f)	1.99%	2.06%	1.61%	2.68%	1.86%
Supplemental Data
Net assets, end of period (000)	$14,296	$11,706	$7,200	$4,283	$3,022	$532
Portfolio turnover rate	6%(g)	10%(g)	3%(g)	8%(g)	9%(g)	48%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$15.18	$13.29	$11.16	$13.91	$11.92	$10.48
Net investment income(a)	0.16	0.34	0.30	0.22	0.36	0.24
Net realized and unrealized gain (loss)	1.32	1.84	2.10	(2.77)	1.88	1.36
Net increase (decrease) from investment operations	1.48	2.18	2.40	(2.55)	2.24	1.60
Distributions from net investment income(b)	—	(0.29)	(0.27)	(0.20)	(0.25)	(0.16)
Net asset value, end of period	$16.66	$15.18	$13.29	$11.16	$13.91	$11.92
Total Return(c)
Based on net asset value	9.75%(d)	16.34%	21.62%	(18.32)%	18.87%	15.47%
Ratios to Average Net Assets(e)
Total expenses	0.11%(f)	0.11%	0.12%	0.12%	0.16%	0.79%
Total expenses after fees waived and/or reimbursed	0.07%(f)	0.06%	0.06%	0.05%	0.04%	0.03%
Net investment income	2.15%(f)	2.31%	2.44%	1.92%	2.67%	2.32%
Supplemental Data
Net assets, end of period (000)	$1,166,403	$900,143	$519,925	$234,115	$123,833	$23,104
Portfolio turnover rate	6%(g)	10%(g)	3%(g)	8%(g)	9%(g)	48%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning
March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2070 Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Period from 09/24/24(a) to 12/31/24

Net asset value, beginning of period	$9.83	$10.00
Net investment income(b)	0.15	0.10
Net realized and unrealized gain (loss)	0.87	(0.18)
Net increase (decrease) from investment operations	1.02	(0.08)
Distributions from net investment income(c)	—	(0.09)
Net asset value, end of period	$10.85	$9.83
Total Return(d)
Based on net asset value	10.38%(e)	(0.77)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.24%(g)	3.28%(g)(h)
Total expenses after fees waived and/or reimbursed	0.14%(g)	0.12%(g)
Net investment income	3.08%(g)	3.53%(g)
Supplemental Data
Net assets, end of period (000)	$109	$98
Portfolio turnover rate	13%(i)	8%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 8.86%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2070 Fund (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)	Period from 09/24/24(a) to 12/31/24

Net asset value, beginning of period	$9.83	$10.00
Net investment income(b)	0.14	0.09
Net realized and unrealized gain (loss)	0.87	(0.17)
Net increase (decrease) from investment operations	1.01	(0.08)
Distributions from net investment income(c)	—	(0.09)
Net asset value, end of period	$10.84	$9.83
Total Return(d)
Based on net asset value	10.27%(e)	(0.84)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.43%(g)	3.53%(g)(h)
Total expenses after fees waived and/or reimbursed	0.39%(g)	0.38%(g)
Net investment income	2.85%(g)	3.26%(g)
Supplemental Data
Net assets, end of period (000)	$129	$98
Portfolio turnover rate	13%(i)	8%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 9.10%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2070 Fund (continued)
	Investor P
	Six Months Ended 06/30/25 (unaudited)	Period from 09/24/24(a) to 12/31/24

Net asset value, beginning of period	$9.83	$10.00
Net investment income(b)	0.14	0.09
Net realized and unrealized gain (loss)	0.87	(0.17)
Net increase (decrease) from investment operations	1.01	(0.08)
Distributions from net investment income(c)	—	(0.09)
Net asset value, end of period	$10.84	$9.83
Total Return(d)
Based on net asset value	10.27%(e)	(0.84)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.48%(g)	3.53%(g)(h)
Total expenses after fees waived and/or reimbursed	0.39%(g)	0.38%(g)
Net investment income	2.83%(g)	3.27%(g)
Supplemental Data
Net assets, end of period (000)	$108	$98
Portfolio turnover rate	13%(i)	8%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 9.10%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2070 Fund (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)	Period from 09/24/24(a) to 12/31/24

Net asset value, beginning of period	$9.83	$10.00
Net investment income(b)	0.15	0.10
Net realized and unrealized gain (loss)	0.88	(0.17)
Net increase (decrease) from investment operations	1.03	(0.07)
Distributions from net investment income(c)	—	(0.10)
Net asset value, end of period	$10.86	$9.83
Total Return(d)
Based on net asset value	10.48%(e)	(0.76)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.52%(g)	3.23%(g)(h)
Total expenses after fees waived and/or reimbursed	0.07%(g)	0.08%(g)
Net investment income	3.11%(g)	3.57%(g)
Supplemental Data
Net assets, end of period (000)	$14,864	$848
Portfolio turnover rate	13%(i)	8%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 8.80%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Index Retirement Fund	LifePath Index Retirement Fund	Diversified
BlackRock LifePath® Index 2030 Fund	LifePath Index 2030 Fund	Diversified
BlackRock LifePath® Index 2035 Fund	LifePath Index 2035 Fund	Diversified
BlackRock LifePath® Index 2040 Fund	LifePath Index 2040 Fund	Diversified
BlackRock LifePath® Index 2045 Fund	LifePath Index 2045 Fund	Diversified
BlackRock LifePath® Index 2050 Fund	LifePath Index 2050 Fund	Diversified
BlackRock LifePath® Index 2055 Fund	LifePath Index 2055 Fund	Diversified
BlackRock LifePath® Index 2060 Fund	LifePath Index 2060 Fund	Diversified
BlackRock LifePath® Index 2065 Fund	LifePath Index 2065 Fund	Diversified
BlackRock LifePath® Index 2070 Fund	LifePath Index 2070 Fund	Diversified
As of period end, the investment of LifePath Index Retirement Fund, LifePath Index 2030 Fund, LifePath Index 2035 Fund, LifePath Index 2040 Fund, LifePath Index 2045 Fund, LifePath Index 2050 Fund, LifePath Index 2055 Fund, LifePath Index 2060 Fund, LifePath Index 2065 Fund and LifePath Index 2070 Fund in Large Cap Index Master Portfolio represented 22.9%, 29.7%, 35.9%, 41.6%, 47.1%, 52.6%, 55.3%, 55.7%, 55.7% and 55.8%, respectively, of net assets. As such, financial statements of Large Cap Index Master Portfolio, including the Schedules of Investments, should be read in conjunction with each respective Fund’s financial statements. Large Cap Index Master Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at sec.gov.
The Funds will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds. The Funds may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.
The value of a Fund’s investment in Large Cap Index Master Portfolio and Master Small Cap Index Series reflects that Fund’s proportionate interest in the net assets of that master portfolio. As of period end, the Funds held interests in Underlying Master Portfolios as follows:
Fund Name	Large Cap Index Master Portfolio	Master Small Cap Index Series
LifePath Index Retirement Fund	8.7%	1.5%
LifePath Index 2030 Fund	11.1	1.6
LifePath Index 2035 Fund	11.1	2.9
LifePath Index 2040 Fund	16.1	5.5
LifePath Index 2045 Fund	13.0	6.0
LifePath Index 2050 Fund	15.4	8.2
LifePath Index 2055 Fund	11.0	6.3
LifePath Index 2060 Fund	6.8	3.9
LifePath Index 2065 Fund	1.9	1.1
LifePath Index 2070 Fund	— (a)	— (a)

(a)	Amount is less than 0.1%.
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A and Investor P Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None
Investor P Shares	Yes	No(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
The Funds, together with certain other registered investment companies advised by  BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Prior Year Reorganization: The Board of LifePath Index Retirement Fund (the “Acquiring Fund”) and the Board of BlackRock LifePath Index 2025 Fund (the “Target Fund”) approved the reorganization of the Target Fund into the Acquiring Fund. As a result, the Acquiring Fund acquired substantially all of the assets and assumed substantially all of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of the Acquiring Fund.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Each shareholder of the Target Fund received shares of the Acquiring Fund in an amount equal to the aggregate net asset value (“NAV”) of such shareholder’s Target Fund shares, as determined at the close of business on October 4, 2024, less the costs of the Target Fund’s reorganization.
The reorganization was accomplished by a tax-free exchange of shares of the Acquiring Fund in the following amounts and at the following conversion ratios:
Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	Acquiring Fund’s Share Class	Shares of the Acquiring Fund
Institutional	9,361,734	1.12317897	Institutional	10,514,903
Investor A	3,544,496	1.12377052	InvestorA	3,983,200
Investor P	6,518,045	1.12117600	InvestorP	7,307,876
Class K	380,811,918	1.12421995	ClassK	428,116,355
The Target Fund’s net assets and composition of net assets on October 4, 2024, the valuation date of the reorganization, were as follows:
Target Fund
Net assets	$6,351,755,945
Paid-in-capital	4,912,478,254
Accumulated earnings	1,439,277,691
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The net assets of the Acquiring Fund before the reorganization were $7,782,437,470. The aggregate net assets of the Acquiring Fund immediately after the reorganization amounted to $14,134,193,415. The Target Fund’s fair value and cost of financial instruments prior to the reorganization were as follows:
Target Fund	Fair Value of Investments	Cost of Investments
LifePath Index 2025 Fund	$ 6,392,699,735	$ 5,078,814,692
The purpose of these transactions was to combine two funds managed by the Manager with substantially similar (but not identical) investment objectives and strategies and identical investment policies, risks and restrictions. The reorganization was a tax-free event and was effective on October 7, 2024.
Assuming the reorganization had been completed on January 1, 2024, the beginning of the fiscal reporting period of the Acquiring Fund, the pro forma results of operations for the year ended December 31, 2024, were as follows:
• Net investment income (loss): $431,720,624
• Net realized and change in unrealized gain/loss on investments: $581,797,217
• Net increase/decrease in net assets resulting from operations: $1,013,517,841
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statements of Operations since October 7, 2024.
Reorganization costs incurred by LifePath Index Retirement Fund in connection with the reorganization were expensed by LifePath Index Retirement Fund.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Each Fund records daily its proportionate share of the Large Cap Index Master Portfolio and Master Small Cap Index Series income, expenses and realized and unrealized gains and losses.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  Distributions from net investment income are declared and paid annually.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of each Fund (the “Board”) has approved the designation of each Fund’s Manager  as the valuation designee for each Fund.  Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
•The Funds record their proportionate investment in the Underlying Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Underlying Master Portfolios.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2025, certain investments of the Funds were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
LifePath Index Retirement Fund
Goldman Sachs & Co. LLC	$ 2,781,742	$ (2,781,742)	$ —	$ —
LifePath Index 2035 Fund
BofA Securities, Inc.	$ 3,711,840	$ (3,711,840)	$ —	$ —
Virtu Americas LLC	964,960	(964,960)	—	—
	$ 4,676,800	$ (4,676,800)	$ —	$ —
LifePath Index 2040 Fund
Morgan Stanley	$ 62,458,749	$ (62,458,749)	$ —	$ —
Scotia Capital (USA), Inc.	225,373	(225,373)	—	—
	$ 62,684,122	$ (62,684,122)	$ —	$ —
LifePath Index 2045 Fund
BofA Securities, Inc.	$ 32,352,800	$ (32,352,800)	$ —	$ —
RBC Capital Markets LLC	1,471,613	(1,471,613)	—	—
Toronto-Dominion Bank	840,640	(840,640)	—	—
	$ 34,665,053	$ (34,665,053)	$ —	$ —
LifePath Index 2050 Fund
Citigroup Global Markets, Inc.	$ 1,066,878	$ (1,066,878)	$ —	$ —
Goldman Sachs & Co. LLC	216,468	(216,468)	—	—
Wells Fargo Securities LLC	34,495,722	(34,495,722)	—	—
	$ 35,779,068	$ (35,779,068)	$ —	$ —
LifePath Index 2055 Fund
BNP Paribas SA	$ 340,164	$ (340,164)	$ —	$ —
Citigroup Global Markets, Inc.	61,848	(61,848)	—	—

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
LifePath Index 2055 Fund (continued)
Morgan Stanley	$ 2,845,008	$ (2,845,008)	$ —	$ —
RBC Capital Markets LLC	448,398	(448,398)	—	—
	$ 3,695,418	$ (3,695,418)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with BFA, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.05% of the average daily value of each Fund’s net assets.
Service Fees:  The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of each Fund’s Investor A and Investor P Shares.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the six months ended June 30, 2025, the following table shows the class specific service fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor P	Total
LifePath Index Retirement Fund	$ 214,585	$ 2,334,971	$ 2,549,556
LifePath Index 2030 Fund	172,865	2,203,798	2,376,663
LifePath Index 2035 Fund	103,407	90,370	193,777
LifePath Index 2040 Fund	154,543	2,075,258	2,229,801
LifePath Index 2045 Fund	99,526	42,801	142,327
LifePath Index 2050 Fund	118,421	770,102	888,523
LifePath Index 2055 Fund	90,474	23,482	113,956
LifePath Index 2060 Fund	29,264	29,781	59,045
LifePath Index 2065 Fund	6,056	15,913	21,969
LifePath Index 2070 Fund	133	125	258
Administration:  The Trust, on behalf of each Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee of 0.09% based on the average daily net assets of each Fund’s Institutional, Investor A and Investor P Shares and 0.04% of the average daily net assets of each Fund’s Class K Shares.
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

For the six months ended June 30, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor P	Class K	Total
LifePath Index Retirement Fund	$ 219,393	$ 77,250	$ 840,590	$ 2,140,306	$ 3,277,539
LifePath Index 2030 Fund	250,263	62,231	793,367	2,034,114	3,139,975
LifePath Index 2035 Fund	95,296	37,227	32,533	1,976,855	2,141,911
LifePath Index 2040 Fund	329,977	55,636	747,093	2,061,991	3,194,697
LifePath Index 2045 Fund	80,626	35,829	15,409	1,757,955	1,889,819
LifePath Index 2050 Fund	81,040	42,632	277,236	1,725,795	2,126,703
LifePath Index 2055 Fund	63,779	32,570	8,454	1,233,585	1,338,388
LifePath Index 2060 Fund	35,240	10,535	10,721	736,195	792,691
LifePath Index 2065 Fund	18,169	2,180	5,729	197,947	224,025
LifePath Index 2070 Fund	45	48	45	1,272	1,410
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended June 30, 2025, the Funds did not pay any amounts to affiliates in return for these services.
Other Fees:  For the six months ended June 30, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor P Shares as follows:
Fund Name	Investor P
LifePath Index Retirement Fund	$ 42,715
LifePath Index 2030 Fund	54,135
LifePath Index 2035 Fund	10,074
LifePath Index 2040 Fund	57,179
LifePath Index 2045 Fund	8,534
LifePath Index 2050 Fund	29,781
LifePath Index 2055 Fund	4,072
LifePath Index 2060 Fund	5,464
LifePath Index 2065 Fund	3,333
For the six months ended June 30, 2025, affiliates received CDSCs as follows:
Fund Name	Investor P
LifePath Index Retirement Fund	$ 1,155
LifePath Index 2040 Fund	10
LifePath Index 2045 Fund	101
Expense Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to BFA indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Index Retirement Fund	$ 6,167
LifePath Index 2030 Fund	7,198
LifePath Index 2035 Fund	8,324
LifePath Index 2040 Fund	10,045
LifePath Index 2045 Fund	8,566
LifePath Index 2050 Fund	7,512
LifePath Index 2055 Fund	5,538
LifePath Index 2060 Fund	3,758
LifePath Index 2065 Fund	1,199
LifePath Index 2070 Fund	31
The Manager and the Administrator have contractually agreed to reimburse each Fund for acquired fund fees and expenses up to a maximum amount equal to the combined investment advisory fee and administration fee of each share class through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Index Retirement Fund	$ 1,579,667
LifePath Index 2030 Fund	1,870,071
LifePath Index 2035 Fund	1,746,799
LifePath Index 2040 Fund	2,534,929
LifePath Index 2045 Fund	1,715,929
LifePath Index 2050 Fund	1,949,665
LifePath Index 2055 Fund	1,376,907
LifePath Index 2060 Fund	823,909
LifePath Index 2065 Fund	226,774
LifePath Index 2070 Fund	1,444
The fees and expenses of the Funds’ Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. Each of BAL and BFA has contractually agreed to reimburse the Funds or provide an offsetting credit for such independent expenses through June 30, 2035. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Index Retirement Fund	$ 57,142
LifePath Index 2030 Fund	63,209
LifePath Index 2035 Fund	53,485
LifePath Index 2040 Fund	63,557
LifePath Index 2045 Fund	49,246
LifePath Index 2050 Fund	50,928
LifePath Index 2055 Fund	38,768
LifePath Index 2060 Fund	28,910
LifePath Index 2065 Fund	18,612
LifePath Index 2070 Fund	14,566
Securities Lending:  The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended June 30, 2025, each Fund paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
LifePath Index Retirement Fund	$ 14,234
LifePath Index 2030 Fund	14,953
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Fund Name	Amounts
LifePath Index 2035 Fund	$ 3,710
LifePath Index 2040 Fund	11,902
LifePath Index 2045 Fund	8,986
LifePath Index 2050 Fund	30,844
LifePath Index 2055 Fund	1,935
LifePath Index 2060 Fund	745
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, each Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  Each Fund may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.
The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
LifePath Index 2030 Fund	$—	$17,201,228	$492,866
LifePath Index 2040 Fund	—	13,034,740	151,327
LifePath Index 2050 Fund	10,933,070	—	—
LifePath Index 2055 Fund	12,025,496	—	—
LifePath Index 2060 Fund	7,279,358	—	—
6.
 PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments in the Underlying Funds and the Underlying Master Portfolios, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
LifePath Index Retirement Fund	$1,548,214,243	$2,179,266,530
LifePath Index 2030 Fund	1,871,044,898	1,974,883,295
LifePath Index 2035 Fund	1,465,288,636	1,327,529,737
LifePath Index 2040 Fund	1,394,265,684	1,370,082,015
LifePath Index 2045 Fund	1,048,064,113	990,014,182
LifePath Index 2050 Fund	941,894,873	829,673,639
LifePath Index 2055 Fund	733,241,317	520,505,962
LifePath Index 2060 Fund	540,735,998	246,367,264
LifePath Index 2065 Fund	243,039,475	66,106,307
LifePath Index 2070 Fund	13,818,040	907,581
7.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

As of December 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses
LifePath Index Retirement Fund	$ (18,971,977)	$ (9,076,101)
LifePath Index 2030 Fund	(23,664,159)	—
LifePath Index 2035 Fund	(24,520,293)	—
LifePath Index 2045 Fund	(5,045,014)	—
LifePath Index 2055 Fund	—	(240,653)
LifePath Index 2060 Fund	(3,013,312)	—
LifePath Index 2065 Fund	(13,678,963)	—
LifePath Index 2070 Fund	(8,110)	—
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LifePath Index Retirement Fund	$ 10,022,194,634	$ 3,598,709,371	$ (148,787,447)	$ 3,449,921,924
LifePath Index 2030 Fund	9,628,955,744	3,717,006,009	(127,501,851)	3,589,504,158
LifePath Index 2035 Fund	7,995,041,304	2,965,894,750	(54,134,562)	2,911,760,188
LifePath Index 2040 Fund	9,360,105,845	4,615,811,762	(212,229,543)	4,403,582,219
LifePath Index 2045 Fund	6,770,876,295	3,222,957,247	(184,726,279)	3,038,230,968
LifePath Index 2050 Fund	6,984,859,878	3,609,393,254	(208,189,589)	3,401,203,665
LifePath Index 2055 Fund	4,905,053,084	2,269,310,286	(129,542,980)	2,139,767,306
LifePath Index 2060 Fund	3,210,598,617	1,154,439,835	(62,691,955)	1,091,747,880
LifePath Index 2065 Fund	992,129,061	250,183,621	(9,849,258)	240,334,363
LifePath Index 2070 Fund	14,458,264	871,534	(1,174)	870,360
8.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2025, the Funds did not borrow under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, the Funds invest through their investments in the Underlying Funds in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index Retirement Fund
Institutional
Shares sold	1,835,301	$ 25,709,267	9,009,629	$ 126,433,859
Shares issued in reinvestment of distributions	—	—	903,950	12,709,020
Shares issued in reorganization	—	—	10,514,903	148,540,016
Shares redeemed	(5,215,039)	(72,893,819)	(11,741,628)	(162,542,119)
	(3,379,738)	$ (47,184,552)	8,686,854	$ 125,140,776
Investor A
Shares sold	1,105,035	$ 15,479,080	3,213,223	$ 44,744,709
Shares issued in reinvestment of distributions	—	—	284,160	3,989,907
Shares issued in reorganization	—	—	3,983,200	56,209,239
Shares redeemed	(2,229,787)	(31,282,701)	(5,817,535)	(80,177,965)
	(1,124,752)	$ (15,803,621)	1,663,048	$ 24,765,890
Investor P
Shares sold	2,407,281	$ 33,592,394	4,264,929	$ 58,343,310
Shares issued in reinvestment of distributions	—	—	3,597,583	50,529,138
Shares issued in reorganization	—	—	7,307,876	103,005,769
Shares redeemed	(10,010,095)	(139,865,283)	(19,290,548)	(263,743,715)
	(7,602,814)	$ (106,272,889)	(4,120,160)	$ (51,865,498)
Class K
Shares sold	67,994,764	$ 951,656,722	134,002,075	$ 1,869,160,367
Shares issued in reinvestment of distributions	—	—	15,159,146	212,372,996
Shares issued in reorganization	—	—	428,116,355	6,044,000,921
Shares redeemed	(113,050,130)	(1,586,068,760)	(170,680,812)	(2,355,801,084)
	(45,055,366)	$ (634,412,038)	406,596,764	$ 5,769,733,200
	(57,162,670)	$ (803,673,100)	412,826,506	$ 5,867,774,368

	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2030 Fund
Institutional
Shares sold	1,637,119	$ 28,400,179	10,151,842	$ 173,378,654
Shares issued in reinvestment of distributions	—	—	888,641	15,318,322
Shares redeemed	(3,483,600)	(60,408,862)	(12,307,482)	(210,210,198)
	(1,846,481)	$ (32,008,683)	(1,266,999)	$ (21,513,222)
Investor A
Shares sold	1,042,323	$ 18,136,431	3,160,571	$ 53,857,526
Shares issued in reinvestment of distributions	—	—	199,973	3,449,028
Shares redeemed	(1,619,025)	(28,134,369)	(5,846,612)	(99,127,029)
	(576,702)	$ (9,997,938)	(2,486,068)	$ (41,820,475)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2030 Fund (continued)
Investor P
Shares sold	2,170,165	$ 37,678,078	4,460,112	$ 75,444,872
Shares issued in reinvestment of distributions	—	—	2,534,444	43,662,248
Shares redeemed	(6,599,774)	(114,633,304)	(14,002,665)	(236,815,011)
	(4,429,609)	$ (76,955,226)	(7,008,109)	$ (117,707,891)
Class K
Shares sold	53,515,989	$ 928,538,437	109,177,957	$ 1,849,581,720
Shares issued in reinvestment of distributions	—	—	16,248,829	279,936,191
Shares redeemed	(61,436,786)	(1,068,316,430)	(113,587,062)	(1,926,289,309)
	(7,920,797)	$ (139,777,993)	11,839,724	$ 203,228,602
	(14,773,589)	$ (258,739,840)	1,078,548	$ 22,187,014

	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2035 Fund
Institutional
Shares sold	1,184,196	$ 22,693,798	2,575,077	$ 47,286,056
Shares issued in reinvestment of distributions	—	—	292,784	5,594,259
Shares redeemed	(2,322,744)	(44,571,927)	(2,956,582)	(55,768,229)
	(1,138,548)	$ (21,878,129)	(88,721)	$ (2,887,914)
Investor A
Shares sold	419,309	$ 8,055,695	1,355,705	$ 24,924,801
Shares issued in reinvestment of distributions	—	—	96,959	1,849,635
Shares redeemed	(744,368)	(14,120,583)	(4,255,852)	(78,540,681)
	(325,059)	$ (6,064,888)	(2,803,188)	$ (51,766,245)
Investor P
Shares sold	481,196	$ 9,190,202	966,077	$ 17,802,240
Shares issued in reinvestment of distributions	—	—	83,180	1,581,024
Shares redeemed	(344,472)	(6,536,482)	(385,091)	(7,110,828)
	136,724	$ 2,653,720	664,166	$ 12,272,436
Class K
Shares sold	51,102,612	$ 979,859,883	102,942,372	$ 1,913,516,235
Shares issued in reinvestment of distributions	—	—	12,981,481	247,783,458
Shares redeemed	(48,009,283)	(924,600,255)	(82,687,611)	(1,540,867,978)
	3,093,329	$ 55,259,628	33,236,242	$ 620,431,715
	1,766,446	$ 29,970,331	31,008,499	$ 578,049,992

	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2040 Fund
Institutional
Shares sold	1,818,692	$ 37,693,277	6,686,855	$ 134,517,240
Shares issued in reinvestment of distributions	—	—	890,713	18,460,463
Shares redeemed	(2,984,247)	(61,917,279)	(9,247,122)	(186,012,652)
	(1,165,555)	$ (24,224,002)	(1,669,554)	$ (33,034,949)
Investor A
Shares sold	1,169,914	$ 24,305,758	2,232,996	$ 44,787,901
Shares issued in reinvestment of distributions	4	83	130,494	2,699,282
Shares redeemed	(1,217,706)	(25,206,225)	(4,324,651)	(86,448,736)
	(47,788)	$ (900,384)	(1,961,161)	$ (38,961,553)
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2040 Fund (continued)
Investor P
Shares sold	1,860,997	$ 38,493,793	3,615,241	$ 72,097,649
Shares issued in reinvestment of distributions	—	—	1,834,273	37,887,038
Shares redeemed	(4,387,323)	(90,832,883)	(8,619,707)	(172,238,169)
	(2,526,326)	$ (52,339,090)	(3,170,193)	$ (62,253,482)
Class K
Shares sold	42,221,180	$ 876,893,509	90,265,267	$ 1,802,624,835
Shares issued in reinvestment of distributions	—	—	12,597,040	260,959,265
Shares redeemed	(42,017,773)	(875,151,901)	(78,391,963)	(1,574,750,683)
	203,407	$ 1,741,608	24,470,344	$ 488,833,417
	(3,536,262)	$ (75,721,868)	17,669,436	$ 354,583,433

	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2045 Fund
Institutional
Shares sold	842,589	$ 19,027,136	1,863,806	$ 39,682,554
Shares issued in reinvestment of distributions	—	—	185,814	4,187,092
Shares redeemed	(1,560,577)	(35,208,160)	(2,090,767)	(45,826,216)
	(717,988)	$ (16,181,024)	(41,147)	$ (1,956,570)
Investor A
Shares sold	377,100	$ 8,468,324	1,160,043	$ 24,878,292
Shares issued in reinvestment of distributions	—	—	65,999	1,485,167
Shares redeemed	(483,168)	(10,813,644)	(3,504,700)	(75,092,386)
	(106,068)	$ (2,345,320)	(2,278,658)	$ (48,728,927)
Investor P
Shares sold	341,894	$ 7,618,875	326,083	$ 6,938,226
Shares issued in reinvestment of distributions	—	—	27,330	612,845
Shares redeemed	(121,641)	(2,730,958)	(130,727)	(2,786,988)
	220,253	$ 4,887,917	222,686	$ 4,764,083
Class K
Shares sold	37,304,714	$ 843,077,287	80,483,218	$ 1,733,473,287
Shares issued in reinvestment of distributions	—	—	8,696,576	196,147,454
Shares redeemed	(36,309,845)	(821,302,502)	(58,394,703)	(1,264,904,972)
	994,869	$ 21,774,785	30,785,091	$ 664,715,769
	391,066	$ 8,136,358	28,687,972	$ 618,794,355

	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2050 Fund
Institutional
Shares sold	875,826	$ 20,651,035	3,678,353	$ 83,264,687
Shares issued in reinvestment of distributions	—	—	196,610	4,648,589
Shares redeemed	(1,739,336)	(41,324,346)	(3,964,335)	(90,316,188)
	(863,510)	$ (20,673,311)	(89,372)	$ (2,402,912)
Investor A
Shares sold	503,525	$ 11,856,236	1,263,726	$ 28,262,512
Shares issued in reinvestment of distributions	—	—	84,586	1,995,640
Shares redeemed	(573,355)	(13,413,299)	(2,982,584)	(66,957,406)
	(69,830)	$ (1,557,063)	(1,634,272)	$ (36,699,254)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2050 Fund (continued)
Investor P
Shares sold	878,101	$ 20,650,131	1,611,606	$ 35,917,177
Shares issued in reinvestment of distributions	—	—	569,857	13,427,736
Shares redeemed	(1,417,473)	(33,285,242)	(2,659,960)	(59,357,924)
	(539,372)	$ (12,635,111)	(478,497)	$ (10,013,011)
Class K
Shares sold	33,327,324	$ 786,484,215	73,535,673	$ 1,651,502,024
Shares issued in reinvestment of distributions	—	—	8,813,100	208,381,337
Shares redeemed	(28,866,193)	(682,058,562)	(54,389,448)	(1,229,015,701)
	4,461,131	$ 104,425,653	27,959,325	$ 630,867,660
	2,988,419	$ 69,560,168	25,757,184	$ 581,752,483

	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2055 Fund
Institutional
Shares sold	744,242	$ 18,186,110	1,899,656	$ 43,413,014
Shares issued in reinvestment of distributions	—	—	153,976	3,774,509
Shares redeemed	(2,039,684)	(50,273,681)	(1,966,297)	(46,503,756)
	(1,295,442)	$ (32,087,571)	87,335	$ 683,767
Investor A
Shares sold	466,075	$ 11,385,004	1,021,328	$ 23,463,853
Shares issued in reinvestment of distributions	—	—	58,098	1,421,262
Shares redeemed	(462,747)	(11,127,516)	(2,165,929)	(50,058,638)
	3,328	$ 257,488	(1,086,503)	$ (25,173,523)
Investor P
Shares sold	143,613	$ 3,484,517	257,840	$ 5,968,630
Shares issued in reinvestment of distributions	—	—	14,230	347,263
Shares redeemed	(39,123)	(949,470)	(107,104)	(2,495,661)
	104,490	$ 2,535,047	164,966	$ 3,820,232
Class K
Shares sold	30,793,033	$ 753,226,040	59,285,345	$ 1,377,269,803
Shares issued in reinvestment of distributions	—	—	5,706,266	139,886,812
Shares redeemed	(21,823,338)	(533,622,236)	(40,105,415)	(936,645,154)
	8,969,695	$ 219,603,804	24,886,196	$ 580,511,461
	7,782,071	$ 190,308,768	24,051,994	$ 559,841,937

	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2060 Fund
Institutional
Shares sold	792,589	$ 17,399,718	1,393,645	$ 28,440,506
Shares issued in reinvestment of distributions	—	—	67,776	1,488,337
Shares redeemed	(607,246)	(13,305,484)	(1,019,537)	(21,270,308)
	185,343	$ 4,094,234	441,884	$ 8,658,535
Investor A
Shares sold	177,456	$ 3,872,316	420,495	$ 8,670,879
Shares issued in reinvestment of distributions	—	—	17,807	390,303
Shares redeemed	(250,479)	(5,383,130)	(823,307)	(17,244,760)
	(73,023)	$ (1,510,814)	(385,005)	$ (8,183,578)
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2060 Fund (continued)
Investor P
Shares sold	185,258	$ 3,997,009	359,121	$ 7,339,603
Shares issued in reinvestment of distributions	—	—	17,635	385,850
Shares redeemed	(77,924)	(1,711,101)	(174,108)	(3,521,226)
	107,334	$ 2,285,908	202,648	$ 4,204,227
Class K
Shares sold	26,715,337	$ 585,883,860	50,221,955	$ 1,040,290,711
Shares issued in reinvestment of distributions	—	—	3,203,697	70,383,379
Shares redeemed	(14,041,056)	(308,105,579)	(25,649,097)	(536,755,516)
	12,674,281	$ 277,778,281	27,776,555	$ 573,918,574
	12,893,935	$ 282,647,609	28,036,082	$ 578,597,758

	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2065 Fund
Institutional
Shares sold	782,148	$ 12,079,932	1,147,815	$ 16,631,323
Shares issued in reinvestment of distributions	—	—	42,211	652,576
Shares redeemed	(334,826)	(5,194,989)	(315,116)	(4,658,570)
	447,322	$ 6,884,943	874,910	$ 12,625,329
Investor A
Shares sold	135,298	$ 2,086,344	145,396	$ 2,129,859
Shares issued in reinvestment of distributions	—	—	3,977	61,407
Shares redeemed	(51,087)	(759,781)	(100,198)	(1,479,803)
	84,211	$ 1,326,563	49,175	$ 711,463
Investor P
Shares sold	183,975	$ 2,835,140	348,560	$ 5,087,089
Shares issued in reinvestment of distributions	—	—	12,255	189,091
Shares redeemed	(95,556)	(1,481,453)	(130,406)	(1,900,383)
	88,419	$ 1,353,687	230,409	$ 3,375,797
Class K
Shares sold	17,580,433	$ 271,311,582	28,779,547	$ 421,741,708
Shares issued in reinvestment of distributions	—	—	1,076,694	16,645,656
Shares redeemed	(6,864,550)	(106,056,653)	(9,665,137)	(142,404,324)
	10,715,883	$ 165,254,929	20,191,104	$ 295,983,040
	11,335,835	$ 174,820,122	21,345,598	$ 312,695,629

	Six Months Ended 06/30/25		Period from 09/24/24(a) to 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2070 Fund
Institutional
Shares sold	—	$ —	10,010	$ 100,100
Shares redeemed	—	—	(10)	(100)
	—	$ —	10,000	$ 100,000
Investor A
Shares sold	1,905	$ 18,759	10,010	$ 100,100
Shares redeemed	(10)	(102)	(10)	(100)
	1,895	$ 18,657	10,000	$ 100,000
Investor P
Shares sold	—	$ —	10,010	$ 100,100
Shares redeemed	—	—	(10)	(100)
	—	$ —	10,000	$ 100,000

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/25		Period from 09/24/24(a) to 12/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2070 Fund (continued)
Class K
Shares sold	1,358,140	$ 13,771,227	86,277	$ 860,010
Shares redeemed	(75,285)	(753,076)	(10)	(99)
	1,282,855	$ 13,018,151	86,267	$ 859,911
	1,284,750	$ 13,036,808	116,267	$ 1,159,911

(a)	Commencement of operations.
As of June 30, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Institutional	Investor A	Investor P	Class K
LifePath Index Retirement Fund	—	—	49,242	—
LifePath Index 2030 Fund	—	—	14,524	—
LifePath Index 2035 Fund	—	—	14,025	—
LifePath Index 2040 Fund	—	—	13,661	—
LifePath Index 2045 Fund	—	—	13,289	—
LifePath Index 2050 Fund	—	—	13,072	—
LifePath Index 2055 Fund	—	—	12,821	—
LifePath Index 2060 Fund	—	—	14,482	—
LifePath Index 2065 Fund	5,000	5,000	5,000	85,000
LifePath Index 2070 Fund	10,000	10,000	10,000	70,000
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Funds for the Funds’ allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Funds
400 Howard Street
San Francisco, CA 94105
Additional Information

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds III (the “Trust”) met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock LifePath Index Retirement Fund (“LifePath Index Retirement Fund”), BlackRock LifePath Index 2030 Fund (“LifePath Index 2030 Fund”), BlackRock LifePath Index 2035 Fund (“LifePath Index 2035 Fund”), BlackRock LifePath Index 2040 Fund (“LifePath Index 2040 Fund”), BlackRock LifePath Index 2045 Fund (“LifePath Index 2045 Fund”), BlackRock LifePath Index 2050 Fund (“LifePath Index 2050 Fund”), BlackRock LifePath Index 2055 Fund (“LifePath Index 2055 Fund”), BlackRock LifePath Index 2060 Fund (“LifePath Index 2060 Fund”) and BlackRock LifePath Index 2065 Fund (“LifePath Index 2065 Fund”) (each, a “Fund” and collectively, the “Funds”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), each Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

engage in open, candid discussions with the Board.  The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2024, as compared to its Performance Peers.  Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, with respect to each Fund, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.
The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, each of LifePath Index 2050 Fund, LifePath Index 2055 Fund, LifePath Index 2060 Fund and LifePath Index 2065 Fund ranked in the first quartile against its Performance Peers.
The Board noted that for the one-, three- and five-year periods reported, LifePath Index 2045 Fund ranked in the second, first, and second quartiles, respectively, against its Performance Peers.
The Board noted that for the one-, three- and five-year periods reported, LifePath Index Retirement Fund ranked in the second, third and first quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, LifePath Index 2040 Fund ranked in the third, second and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.
The Board noted that for each of the one-, three- and five-year periods reported, each LifePath Index 2030 Fund and LifePath Index 2035 Fund ranked in the third quartile against its Performance Peers. The Board and BlackRock reviewed each Fund’s underperformance relative to its Performance Peers during the applicable periods.
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)

C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the  Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the varying fee structures for fund of funds can limit the value of management fee comparisons.
The Board also noted that LifePath Index 2030 Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers.
The Board also noted that each of LifePath Index 2035 Fund’s, LifePath Index 2040 Fund’s, LifePath Index 2045 Fund’s, LifePath Index 2050 Fund’s and LifePath Index 2055 Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers.
The Board also noted that LifePath Index Retirement Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the third and first quartiles, respectively, relative to the Fund’s Expense Peers.
The Board also noted that each LifePath Index 2060 Fund’s and LifePath Index 2065 Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Fund’s Expense Peers.
Additionally, the Board noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Fund for certain other fees and expenses.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the each Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services.  With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
MSCI	Morgan Stanley Capital International

2025 BlackRock Semi-Annual Financial Statements and Additional Information

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: August 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: August 25, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds III

Date: August 25, 2025